    AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON AUGUST 11, 1999

                                                      REGISTRATION NO. 333-24529
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION

                             WASHINGTON, D.C. 20549

                   ------------------------------------------

                         POST-EFFECTIVE AMENDMENT NO. 2
                                       TO
                                    FORM S-6

                   ------------------------------------------

                   FOR REGISTRATION UNDER THE SECURITIES ACT
                    OF 1933 OF SECURITIES OF UNIT INVESTMENT
                        TRUSTS REGISTERED ON FORM N-8B-2

                   ------------------------------------------

A. EXACT NAME OF TRUST:

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--311
                              DEFINED ASSET FUNDS

B. NAMES OF DEPOSITORS:

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                           SALOMON SMITH BARNEY INC.
                       PRUDENTIAL SECURITIES INCORPORATED
                            PAINEWEBBER INCORPORATED
                           DEAN WITTER REYNOLDS INC.

C. COMPLETE ADDRESSES OF DEPOSITORS' PRINCIPAL EXECUTIVE OFFICES:


 MERRILL LYNCH, PIERCE,
     FENNER & SMITH
      INCORPORATED
   DEFINED ASSET FUNDS
  POST OFFICE BOX 9051
PRINCETON, NJ 08543-9051                          SALOMON SMITH BARNEY INC.
                                                        388 GREENWICH
                                                     STREET--23RD FLOOR
                                                     NEW YORK, NY 10013



  PRUDENTIAL SECURITIES  PAINEWEBBER INCORPORATED DEAN WITTER REYNOLDS INC.
      INCORPORATED          1285 AVENUE OF THE         TWO WORLD TRADE
   ONE NEW YORK PLAZA            AMERICAS            CENTER--59TH FLOOR
   NEW YORK, NY 10292       NEW YORK, NY 10019       NEW YORK, NY 10048


D. NAMES AND COMPLETE ADDRESSES OF AGENTS FOR SERVICE:


  TERESA KONCICK, ESQ.       ROBERT E. HOLLEY         MICHAEL KOCHMANN
      P.O. BOX 9051          1200 HARBOR BLVD.        388 GREENWICH ST.
PRINCETON, NJ 08543-9051    WEEHAWKEN, NJ 07087      NEW YORK, NY 10013

   LEE B. SPENCER, JR.          COPIES TO:           DOUGLAS LOWE, ESQ.
   ONE NEW YORK PLAZA     PIERRE DE SAINT PHALLE, DEAN WITTER REYNOLDS INC.
   NEW YORK, NY 10292              ESQ.                TWO WORLD TRADE
                           450 LEXINGTON AVENUE      CENTER--59TH FLOOR
                            NEW YORK, NY 10017       NEW YORK, NY 10048


The issuer has registered an indefinite number of Units under the Securities Act of 1933 pursuant to Rule 24f-2 and filed the Rule 24f-2 Notice for the most recent fiscal year on March 9, 1999.

Check box if it is proposed that this filing will become effective on August 20, 1999 pursuant to paragraph (b) of Rule 485. / x /

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     DEFINED ASSET FUNDSSM
--------------------------------------------
----------------------------------


                              MUNICIPAL INVESTMENT TRUST FUND
                              MULTISTATE SERIES--311
                              (A UNIT INVESTMENT TRUST)
                              O   CALIFORNIA, CONNECTICUT, FLORIDA, NEW JERSEY
                                  AND NEW YORK PORTFOLIOS
                              O   PORTFOLIOS OF LONG-TERM MUNICIPAL BONDS
                              O   DESIGNED FOR FEDERALLY TAX-FREE INCOME
                              O   EXEMPT FROM SOME STATE TAXES
                              O   MONTHLY DISTRIBUTIONS



SPONSORS:
Merrill Lynch,
Pierce, Fenner & Smith         -------------------------------------------------
    Incorporated               The Securities and Exchange Commission has not
Salomon Smith Barney Inc.      approved or disapproved these Securities or
Prudential Securities          passed upon the adequacy of this prospectus. Any
Incorporated                   representation to the contrary is a criminal
PaineWebber Incorporated       offense.
Dean Witter Reynolds Inc.      Prospectus dated August 20, 1999.

--------------------------------------------------------------------------------

Defined Asset FundsSM
Defined Asset FundsSM is America's oldest and largest family of unit investment trusts, with over $160 billion sponsored over the last 28 years. Defined Asset Funds has been a leader in unit investment trust research and product innovation. Our family of Funds helps investors work toward their financial goals with a full range of quality investments, including municipal, corporate and government bond portfolios, as well as domestic and international equity portfolios.

Defined Asset Funds offer a number of advantages:
   o A disciplined strategy of buying and holding with a long-term view is the cornerstone of Defined Asset Funds.
   o Fixed portfolio: Defined Funds follow a buy and hold investment strategy; funds are not managed and portfolio changes are limited.
o Defined Portfolios: We choose the stocks and bonds in advance, so you know what you're investing in.
o Professional research: Our dedicated research team seeks out stocks or bonds appropriate for a particular fund's objectives.
o Ongoing supervision: We monitor each portfolio on an ongoing basis.
No matter what your investment goals, tolerance for risk or time horizon, there's probably a Defined Asset Fund that suits your investment style. Your financial professional can help you select a Defined Asset Fund that works best for your investment portfolio.

THE FINANCIAL INFORMATION IN THIS PROSPECTUS IS AS OF APRIL 30, 1999, THE EVALUATION DATE.


CONTENTS
                                                                PAGE
                                                          -----------
California Insured Portfolio--
   Risk/Return Summary..................................           3
Connecticut Portfolio--Risk/Return Summary..............           6
Florida Insured Portfolio-- Risk/Return Summary.........           9
New Jersey Insured Portfolio--
   Risk/Return Summary..................................          12
New York Portfolio--
   Risk/Return Summary..................................          15
What You Can Expect From Your Investment................          20
   Monthly Income.......................................          20
   Return Figures.......................................          20
   Records and Reports..................................          20
The Risks You Face......................................          21
   Interest Rate Risk...................................          21
   Call Risk............................................          21
   Reduced Diversification Risk.........................          21
   Liquidity Risk.......................................          21
   Concentration Risk...................................          21
   State Concentration Risk.............................          23
   Bond Quality Risk....................................          25
   Insurance Related Risk...............................          26
   Litigation and Legislation Risks.....................          26
Selling or Exchanging Units.............................          26
   Sponsors' Secondary Market...........................          26
   Selling Units to the Trustee.........................          26
   Exchange Option......................................          27
How The Fund Works......................................          27
   Pricing..............................................          27
   Evaluations..........................................          28
   Income...............................................          28
   Expenses.............................................          28
   Portfolio Changes....................................          29
   Fund Termination.....................................          29
   Certificates.........................................          29
   Trust Indenture......................................          29
   Legal Opinion........................................          30
   Auditors.............................................          30
   Sponsors.............................................          30
   Trustee..............................................          31
   Underwriters' and Sponsors' Profits                            31
   Public Distribution..................................          31
   Code of Ethics.......................................          31
   Year 2000 Issues.....................................          31
Taxes...................................................          32
Supplemental Information................................          34
Financial Statements....................................         D-1

--------------------------------------------------------------------------------

CALIFORNIA INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 9 long-term tax-exempt municipal bonds with an aggregate face amount of $4,525,000.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o  The bonds are rated AAA or Aaa by Standard & Poor's,
           Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / General Obligation                                 27%
/ / Hospital/Health Care                               17%
/ / Lease Rental Appropriation                         26%
/ / Municipal Water/Sewer Utilities                    27%
/ / Municipal Combined Electric Utilities              3%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in general obligation, lease rental appropriation and municipal water/sewer utility bonds, adverse developments in these sectors may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF CALIFORNIA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO CALIFORNIA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.38
           Annual Income per unit:                           $   52.63
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           You will pay an up-front sales fee of 1.125%, as well as a deferred sales fee of $3.75 per unit quarterly November, February, May and August through May, 2000. Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.
           The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.71
           Trustee's Fee
                                                     $    0.46
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.30
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.36
           Other Operating Expenses
                                                    -----------
                                                     $    2.03
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior California Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior California Series were offered between June 22, 1988 and September 27, 1996 and were outstanding on March 31, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 3/31/99.



                                                     NO SALES
                        WITH SALES FEE                  FEE
               1 YEAR       5 YEARS      1 YEAR       5 YEARS


-------------------------------------------------------------------


High            4.57%        7.62%        7.61%        8.82%
Average         2.32         5.66         5.52         6.70
Low             0.40         4.27         3.11         5.10


-------------------------------------------------------------------


Average
Sales fee       3.18%        5.10%


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,075.16
           (as of April 30, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some California state and local personal income taxes if you live in California.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

CONNECTICUT PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 10 long-term tax-exempt municipal bonds, any some short-term bonds reserved to pay the deferred sales fee, with an aggregate face amount of $2,995,000.
        o The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.
        o When the bonds were initially deposited they were rated A or better by Standard & Poor's, Moody's or Fitch. The quality of the bonds may currently be lower.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 73% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / Airports/Ports/Highways                            8%
/ / General Obligation                                 2%
/ / Hospital/Health Care                               29%
/ / Housing                                            17%
/ / Lease Rental Appropriation                         1%
/ / Schools                                            26%
/ / Universities/Colleges                              17%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in hospital/health care and school bonds, adverse developments in these sectors may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF CONNECTICUT SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO CONNECTICUT WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.
       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.42
           Annual Income per unit:                           $   53.06
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           You will pay an up-front sales fee of 1.125%, as well as a deferred sales fee of $3.75 per unit quarterly November, February, May and August, through May, 2000. Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.
           The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.71
           Trustee's Fee
                                                     $    0.46
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.45
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.55
           Other Operating Expenses
                                                    -----------
                                                     $    2.37
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Connecticut Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Connecticut Series were offered between October 26, 1988 and April 25, 1996 and were outstanding on March 31, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 3/31/99.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         5.44%      7.23%      6.86%      6.62%      8.43%      7.46%
Average      2.77       5.16       6.74       5.00       6.14       7.34
Low          0.43       4.55       6.65       3.81       5.39       7.24


-------------------------------------------------------------------


Average
Sales fee    2.21%      4.79%      5.82%


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,068.30
           (as of April 30, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Connecticut state and local personal income taxes if you live in Connecticut.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

FLORIDA INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 9 long-term tax-exempt municipal bonds, and some short-term bonds reserved to pay the deferred sales fee, with an aggregate face amount of $3,170,000.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o  The bonds are rated AAA or Aaa by Standard & Poor's,
           Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / Airports/Ports/Highways                            13%
/ / General Obligation                                 17%
/ / Hospital/Health Care                               32%
/ / Lease Rental Appropriation                         1%
/ / Parking, Stadium/Recreational Facility,
  Convention Center                                    16%
/ / Refunded Bonds                                     7%
/ / Special Tax                                        14%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in hospital/health care bonds, adverse developments in this sector may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF FLORIDA SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO FLORIDA WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.35
           Annual Income per unit:                           $   52.29
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           You will pay an up-front sales fee of 1.125%, as well as a deferred sales fee of $3.75 per unit quarterly November, February, May and August through May, 2000. Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.
           The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.71
           Trustee's Fee
                                                     $    0.46
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.42
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.54
           Other Operating Expenses
                                                    -----------
                                                     $    2.33
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior Florida Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior Florida Series were offered between August 25, 1988 and December 6, 1996 and were outstanding on March 31, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 3/31/99.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         4.94%      7.40%      6.95%      7.59%      8.61%      7.55%
Average      2.24       5.62       6.79       5.45       6.67       7.39
Low          -0.66      4.39       6.71       3.15       5.28       7.31


-------------------------------------------------------------------


Average
Sales fee    3.19%      5.13%      5.82%


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                       $1,073.12
           (as of April 30, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee. You will not pay any other fee when you sell your units.



      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some Florida state and local taxes if you live in Florida.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds generally will not be insured. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW JERSEY INSURED PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of insured, long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 9 long-term tax-exempt municipal bonds, and some short-term bonds reserved to pay the deferred sales fee, with an aggregate face amount of $2,550,000.
        o  The Fund is a unit investment trust which means that,
           unlike a mutual fund, the Portfolio is not managed.
        o  The bonds are rated AAA or Aaa by Standard & Poor's,
           Moody's or Fitch.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.
        o 100% of the bonds are insured by insurance companies that guarantee timely payments of principal and interest on the bonds (but not Fund units or the market value of the bonds before they mature).

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE



/ / Airports/Ports/Highways                            39%
/ / General Obligation                                 13%
/ / Hospital/Health Care                               4%
/ / Lease Rental Appropriation                         2%
/ / Miscellaneous                                      2%
/ / Refunded Bonds                                     3%
/ / Universities/Colleges                              37%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in airport/port/highway and university/college bonds, adverse developments in these sectors may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW JERSEY SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW JERSEY WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.

       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in insured bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.24
           Annual Income per unit:                           $   50.96
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           You will pay an up-front sales fee of 1.125%, as well as a deferred sales fee of $3.75 per unit quarterly November, February, May and August through May, 2000. Employees of some of the Sponsors and their affiliates may pay a reduced sales fee of no less than $5.00 per unit.
           The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.72
           Trustee's Fee
                                                     $    0.46
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.53
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.69
           Other Operating Expenses
                                                    -----------
                                                     $    2.60
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior New Jersey Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior New Jersey Series were offered between June 22, 1988 and September 19, 1996 and were outstanding on March 31, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 3/31/99.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         5.83%      7.04%      6.92%      7.45%      8.24%      7.52%
Average      2.55       5.41       6.80       5.53       6.46       7.40
Low          0.51       4.20       6.73       3.51       5.19       7.33


-------------------------------------------------------------------


Average
Sales fee    2.96%      5.14%      5.82%


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,069.70
           (as of April 30, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee. You will not pay any other fee when you sell your units.
      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New Jersey state and local personal income taxes if you live in New Jersey.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.
      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective, but the bonds will generally not be insured. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment.
           EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------

NEW YORK PORTFOLIO--RISK/RETURN SUMMARY


       1.  WHAT IS THE FUND'S OBJECTIVE?
           The Fund seeks interest income that is exempt from regular federal income taxes and some state and local taxes by investing in a fixed portfolio consisting primarily of long term municipal revenue bonds.
       2.  WHAT ARE MUNICIPAL REVENUE BONDS?
           Municipal revenue bonds are bonds issued by states, municipalities and public authorities to finance the cost of buying, building or improving various projects intended to generate revenue, such as airports, health care facilities, housing and municipal electric, water and sewer utilities. Generally, payments on these bonds depend solely on the revenues generated by the projects, excise taxes or state appropriations, and are not backed by the government's taxing power.

       3.  WHAT IS THE FUND'S INVESTMENT STRATEGY?
        O The Fund plans to hold to maturity 10 long-term tax-exempt municipal bonds, and some short-term bonds reserved to pay the deferred sales fee, with an aggregate face amount of $4,005,000.
        o The Fund is a unit investment trust which means that, unlike a mutual fund, the Portfolio is not managed.
        o When the bonds were initially deposited they were rated A or better by Standard & Poor's, Moody's or Fitch. The quality of the bonds may currently be lower.
        o Many of the bonds can be called at a premium declining over time to par value. Some bonds may be called earlier at par for extraordinary reasons.

           The Portfolio consists of municipal bonds of the following types:



                                                  APPROXIMATE
                                                   PORTFOLIO
                                                   PERCENTAGE
/ / General Obligation                                12%
/ / Hospital/Health Care                              26%
/ / Housing                                           14%
/ / Lease Rental Appropriation                        15%
/ / Municipal Water/Sewer Utilities                   13%
/ / Universities/Colleges                             20%



       4.  WHAT ARE THE SIGNIFICANT RISKS?
           YOU CAN LOSE MONEY BY INVESTING IN THE FUND. THIS CAN HAPPEN FOR VARIOUS REASONS, INCLUDING:
        o Rising interest rates, an issuer's worsening financial condition or a drop in bond ratings can reduce the price of your units.
        o Because the Fund is concentrated in hospital/health care bonds, adverse developments in this sector may affect the value of your units.
        o Assuming no changes in interest rates, when you sell your units, they will generally be worth less than your cost because your cost included a sales fee.
        o The Fund will receive early returns of principal if bonds are called or sold before they mature. If this happens your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity.

           ALSO, THE PORTFOLIO IS CONCENTRATED IN BONDS OF NEW YORK SO IT IS LESS DIVERSIFIED THAN A NATIONAL FUND AND IS SUBJECT TO RISKS PARTICULAR TO NEW YORK WHICH ARE BRIEFLY DESCRIBED UNDER STATE CONCENTRATION RISKS LATER IN THIS PROSPECTUS.
       5.  IS THIS FUND APPROPRIATE FOR YOU?
           Yes, if you want federally tax-free income. You will benefit from a professionally selected and supervised portfolio whose risk is reduced by investing in bonds of several different issuers.
           The Fund is not appropriate for you if you want a speculative investment that changes to take advantage of market movements, if you do not want a tax-advantaged investment or if you cannot tolerate any risk.


           DEFINING YOUR INCOME


           WHAT YOU MAY EXPECT (Payable on the 25th day of
           the month to holders of record on the 10th day
           of the month):
           Regular Monthly Income per unit                           $    4.48
           Annual Income per unit:                           $   53.83
           These figures are estimates determined on the evaluation day; actual payments may vary.



       6.  WHAT ARE THE FUND'S FEES AND EXPENSES?
           This table shows the costs and expenses you may pay, directly or indirectly, when you invest in the Fund. INVESTOR FEES
           Maximum Sales Fee (Load) on new
           purchases (as a percentage of
           $1,000 invested)                                  2.90%
           You will pay an up-front sales fee of 1.125% as well as a deferred sales fee of $3.75 per unit quarterly November, February, May and August, through May, 2000.
           Employees of some of the Sponsors and their affiliates may be charged a reduced sales fee of no less than $5.00 per unit.
           The maximum sales fee is reduced if you invest at least $100,000, as follows:



                                                 YOUR MAXIMUM
                                                    SALES FEE
                     IF YOU INVEST:                  WILL BE:
           -----------------------------------  -----------------
           Less than $100,000                            2.90%
           $100,000 to $249,999                          2.65%
           $250,000 to $499,999                          2.40%
           $500,000 to $999,999                          2.15%
           $1,000,000 and over                           1.90%

           Maximum Exchange Fee                          1.90%


           ESTIMATED ANNUAL FUND OPERATING EXPENSES


                                                        AMOUNT
                                                      PER UNIT
                                                    -----------
                                                     $    0.71
           Trustee's Fee
                                                     $    0.46
           Portfolio Supervision,
           Bookkeeping and
           Administrative Fees
           (including updating
           expenses)
                                                     $    0.33
           Evaluator's Fee
                                                     $    0.20
           Organization Costs
                                                     $    0.42
           Other Operating Expenses
                                                    -----------
                                                     $    2.12
           TOTAL



           The Sponsors historically paid organization costs and updating expenses.
       7.  HOW HAVE SIMILAR FUNDS PERFORMED IN THE PAST?
           In the following chart we show past performance of prior New York Portfolios, which had investment objectives, strategies and types of bonds substantially similar to this Fund. These prior Series differed in that they charged a higher sales fee. These prior New York Series were offered between January 14, 1988 and October 16, 1996 and were outstanding on March 31, 1999. OF COURSE, PAST PERFORMANCE OF PRIOR SERIES IS NO GUARANTEE OF FUTURE RESULTS OF THIS FUND.
           AVERAGE ANNUAL COMPOUND TOTAL RETURNS
           FOR PRIOR SERIES
           Reflecting all expenses. For periods ended 3/31/99.



                   WITH SALES FEE                    NO SALES FEE
            1 YEAR     5 YEARS   10 YEARS    1 YEAR     5 YEARS   10 YEARS


-------------------------------------------------------------------


High         5.38%      7.23%      7.44%      7.65%      8.43%      8.04%
Average      2.37       5.33       7.17       5.49       6.33       7.76
Low          -0.98      4.23       7.00       3.37       5.12       7.59


-------------------------------------------------------------------


Average
Sales fee    3.11%      4.90%      5.77%


-------------------------------------------------------------------

Note: All returns represent changes in unit price with distributions reinvested into the Municipal Fund Investment Accumulation Program.


       8.  IS THE FUND MANAGED?
           Unlike a mutual fund, the Fund is not managed and bonds are not sold because of market changes. Rather, experienced Defined Asset Funds financial analysts regularly review the bonds in the Fund. The Fund may sell a bond if certain adverse credit or other conditions exist.

       9.  HOW DO I BUY UNITS?
           The minimum investment is one unit.
           You can buy units from any of the Sponsors and other broker-dealers. The Sponsors are listed later in this prospectus. Some banks may offer units for sale through special arrangements with the Sponsors, although certain legal restrictions may apply.
           UNIT PRICE PER UNIT                     $1,066.55
           (as of April 30, 1999)
           Unit price is based on the net asset value of the Fund plus the sales fee. An amount equal to any principal cash, as well as net accrued but undistributed interest on the unit, is added to the unit price. An independent evaluator prices the bonds at 3:30 p.m. Eastern time every business day. Unit price changes every day with changes in the prices of the bonds in the Fund.
      10.  HOW DO I SELL UNITS?
           You may sell your units at any time to any Sponsor or the Trustee for the net asset value determined at the close of business on the date of sale, less any remaining deferred sales fee. You will not pay any other fee when you sell your units.
      11.  HOW ARE DISTRIBUTIONS MADE AND TAXED?
           The Fund pays income monthly.
           In the opinion of bond counsel when each bond was issued, interest on the bonds in this Fund is generally 100% exempt from regular federal income tax. Your income may also be exempt from some New York state and local personal income taxes if you live in New York.
           You will also receive principal payments if bonds are sold or called or mature, when the cash available is more than $5.00 per unit. You will be subject to tax on any gain realized by the Fund on the disposition of bonds.

      12.  WHAT OTHER SERVICES ARE AVAILABLE?
           REINVESTMENT
           You will receive your income in cash unless you choose to compound your income by reinvesting at no sales fee in the Municipal Fund Investment Accumulation Program, Inc. This program is an open-end mutual fund with a comparable investment objective. Income from this program will generally be subject to state and local income taxes. For more complete information about the program, including charges and fees, ask the Trustee for the program's prospectus. Read it carefully before you invest. The Trustee must receive your written election to reinvest at least 10 days before the record day of an income payment. EXCHANGE PRIVILEGES
           You may exchange units of this Fund for units of certain other Defined Asset Funds. You may also exchange into this Fund from certain other funds. We charge a reduced sales fee on exchanges.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                            FOR CALIFORNIA RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------

$      0- 25,750  $      0- 43,050  20.10     5.01   5.63     6.26   6.88     7.51   8.14     8.76   9.39    10.01
$ 25,751- 62,450  $ 43,051-104,050  34.70     6.13   6.89     7.66   8.42     9.19   9.95    10.72  11.48    12.25
$ 62,451-130,250  $104,051-158,550  37.42     6.39   7.19     7.99   8.79     9.59  10.39    11.19  11.98    12.78
$130,251-283,150  $158,551-283,150  41.95     6.89   7.75     8.61   9.47    10.34  11.20    12.06  12.92    13.78
OVER $283,151        OVER $283,151  45.22     7.30   8.21     9.13  10.04    10.95  11.87    12.78  13.69    14.60


                           FOR CONNECTICUT RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------

$      0- 25,750  $      0- 43,050  18.83     4.93   5.54     6.16   6.78     7.39   8.01     8.62   9.24    9.86
$ 25,751- 62,450  $ 43,051-104,050  31.24     5.82   6.54     7.27   8.00     8.73   9.45    10.18  10.91   11.63
$ 62,451-130,250  $104,051-158,550  34.11     6.07   6.83     7.59   8.35     9.11   9.86    10.62  11.38   12.14
$130,251-283,150  $158,551-283,150  38.88     6.54   7.36     8.18   9.00     9.82  10.63    11.45  12.27   13.09
OVER $283,151        OVER $283,151  42.32     6.93   7.80     8.67   9.54    10.40  11.27    12.14  13.00   13.87


                             FOR FLORIDA RESIDENTS
--------------------------------------------------------------------------------


                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       3%     3.5%     4%     4.5%     5%     5.5%     6%     6.5%     7%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------

$      0- 25,750  $      0- 43,050  15.00     3.53   4.12     4.71   5.29     5.88   6.47     7.06   7.65     8.24
$ 27,751- 62,450  $ 43,051-104,050  28.00     4.17   4.86     5.56   6.25     6.94   7.64     8.33   9.03     9.72
$ 62,451-130,250  $104,051-158,550  31.00     4.35   5.07     5.80   6.52     7.25   7.97     8.70   9.42    10.14
$130,251-283,150  $158,551-283,150  36.00     4.69   5.47     6.25   7.03     7.81   8.59     9.38  10.16    10.94
OVER $283,151        OVER $283,151  39.60     4.97   5.79     6.62   7.45     8.28   9.11     9.93  10.76    11.59


                            FOR NEW JERSEY RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------

$      0- 25,750  $      0- 43,050  16.49     4.79   5.39     5.99   6.59     7.18   7.78     8.38   8.98     9.58
$ 25,751- 62,450  $ 43,051-104,050  31.98     5.88   6.62     7.35   8.09     8.82   9.56    10.29  11.03    11.76
$ 62,451-130,250  $104,051-158,550  35.40     6.19   6.97     7.74   8.51     9.29  10.06    10.84  11.61    12.38
$130,251-283,150  $158,551-283,150  40.08     6.68   7.51     8.34   9.18    10.01  10.85    11.68  12.52    13.35
OVER $283,151        OVER $283,151  43.45     7.07   7.96     8.84   9.73    10.61  11.49    12.38  13.26    14.15


To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1999 federal and applicable State income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, you should consult your own tax advisers in this regard.

--------------------------------------------------------------------------------
    TAX-FREE VS. TAXABLE INCOME: A COMPARISON OF TAXABLE AND TAX-FREE YIELDS

                          FOR NEW YORK CITY RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


                  $      0- 43,060  23.59     5.24   5.89     6.54   7.20     7.85   8.51     9.16   9.82    10.47
$      0-25,750-                    23.63     5.24   5.89     6.55   7.20     7.86   8.51     9.17   9.82    10.48
$ 25,751- 62,450  $ 43,051-104,050  35.35     6.19   6.96     7.73   8.51     9.28  10.05    10.83  11.60    12.37
$ 62,451-130,250  $104,051-158,550  38.04     6.46   7.26     8.07   8.88     9.68  10.49    11.30  12.11    12.91
$130,251-283,150  $158,551-283,150  42.53     6.96   7.83     8.70   9.57    10.44  11.31    12.18  13.05    13.92
OVER $283,151        OVER $283,151  45.77     7.38   8.30     9.22  10.14    11.06  11.98    12.91  13.83    14.75


                          FOR NEW YORK STATE RESIDENTS
--------------------------------------------------------------------------------


                                  COMBINED
                                  EFFECTIVE
TAXABLE INCOME 1999*              TAX RATE                       TAX-FREE YIELD OF
 SINGLE RETURN      JOINT RETURN     %       4%     4.5%     5%     5.5%     6%     6.5%     7%     7.5%     8%
                                                        IS EQUIVALENT TO A TAXABLE YIELD OF


--------------------------------------------------------------------------------


$      0- 25,750  $      0- 43,050  20.82     5.05   5.68     6.31   6.95     7.58   8.21     8.84   9.47    10.10
$ 25,751- 62,450  $ 43,051-104,050  32.93     5.96   6.71     7.46   8.20     8.95   9.69    10.44  11.18    11.93
$ 62,451-130,250  $104,051-158,550  35.73     6.22   7.00     7.78   8.56     9.34  10.11    10.69  11.67    12.45
$130,251-283,150  $158,551-283,150  40.38     6.71   7.55     8.39   9.23    10.06  10.90    11.74  12.58    13.42
OVER $283,151        OVER $283,151  43.74     7.11   8.00     8.89   9.78    10.66  11.55    12.44  13.33    14.22


To compare the yield of a taxable security with the yield of a tax-free security, find your taxable income and read across. The table incorporates 1999 federal and applicable State (and City) income tax rates and assumes that all income would otherwise be taxed at the investor's highest tax rate. Yield figures are for example only.

*Based upon net amount subject to federal income tax after deductions and exemptions. This table does not reflect the possible effect of other tax factors, such as alternative minimum tax, personal exemptions, the phase out of exemptions, itemized deductions or the possible partial disallowance of deductions. Consequently, investors are urged to consult their own tax advisers in this regard.

WHAT YOU CAN EXPECT FROM YOUR INVESTMENT

MONTHLY INCOME

The Fund will pay you regular monthly income. Your monthly income may vary because of:
   o elimination of one or more bonds from the Fund's portfolio because of calls, redemptions or sales;
   o a change in the Fund's expenses; or
   o the failure by a bond's issuer to pay interest.

Changes in interest rates generally will not affect your income because the portfolio is fixed.

Along with your income, you will receive your share of any available bond principal.

RETURN FIGURES

We cannot predict your actual return, which will vary with unit price, how long you hold your investment and changes in the portfolio, interest income and expenses.

Estimated Current Return equals the estimated annual cash to be received from the bonds in the Fund less estimated annual Fund expenses, divided by the Unit Price (including the maximum sales fee):


 Estimated Annual                  Estimated
 Interest Income        -       Annual Expenses
-------------------------------------------------
                   Unit Price


Estimated Long Term Return is a measure of the estimated return over the estimated life of the Fund. Unlike Estimated Current Return, Estimated Long Term Return reflects maturities, discounts and premiums of the bonds in the Fund. It is an average of the yields to maturity (or in certain cases, to an earlier call date) of the individual bonds in the portfolio, adjusted to reflect the Fund's maximum sales fee and estimated expenses. We calculate the average yield for the portfolio by weighting each bond's yield by its market value and the time remaining to the call or maturity date.

Yields on individual bonds depend on many factors including general conditions of the bond markets, the size of a particular offering and the maturity and quality rating of the particular issues. Yields can vary among bonds with similar maturities, coupons and ratings.

These return quotations are designed to be comparative rather than predictive.

RECORDS AND REPORTS

You will receive:
o a monthly statement of income payments and any principal payments;
o a notice from the Trustee when new bonds are deposited in exchange or substitution for bonds originally deposited;
o an annual report on Fund activity; and
o annual tax information. This will also be sent to the IRS. You must report the amount of tax-exempt interest received during the year.

You may request:
o copies of bond evaluations to enable you to comply with federal and state tax reporting requirements; and
o audited financial statements of the Fund.

You may inspect records of Fund transactions at the Trustee's office during regular business hours.

THE RISKS YOU FACE

INTEREST RATE RISK

Investing involves risks, including the risk that your investment will decline in value if interest rates rise. Generally, bonds with longer maturities will change in value more than bonds with shorter maturities. Bonds in the Fund are more likely to be called when interest rates decline. This would result in early returns of principal to you and may result in early termination of the Fund. Of course, we cannot predict how interest rates may change.

CALL RISK

Many bonds can be prepaid or 'called' by the issuer before their stated maturity.

For example, some bonds may be required to be called pursuant to mandatory sinking fund provisions.

Also, an issuer might call its bonds during periods of falling interest rates, if the issuer's bonds have a coupon higher than current market rates.

An issuer might call its bonds in extraordinary cases, including if:
   o it no longer needs the money for the original purpose;
   o the project is condemned or sold;
   o the project is destroyed and insurance proceeds are used to redeem the bonds;
   o any related credit support expires and is not replaced; or
   o interest on the bonds become taxable.

If the bonds are called, your income will decline and you may not be able to reinvest the money you receive at as high a yield or as long a maturity. An early call at par of a premium bond will reduce your return.

REDUCED DIVERSIFICATION RISK

If many investors sell their units, the Fund will have to sell bonds. This could reduce the diversification of your investment and increase your share of Fund expenses.

LIQUIDITY RISK

You can always sell back your units, but we cannot assure you that a liquid trading market will always exist for the bonds in the portfolio, especially since current law may restrict the Fund from selling bonds to any Sponsor. The bonds will generally trade in the over-the-counter market. The value of the bonds, and of your investment, may be reduced if trading in bonds is limited or absent.

CONCENTRATION RISK

When a certain type of bond makes up 25% or more of the portfolio, it is said to be 'concentrated' in that bond type, which makes the Portfolio less diversified.

Here is what you should know about the Connecticut Portfolio's concentration in school bonds. Payment for these bonds depends on:
   o level or amount and diversity of revenue sources;
   o availability of endowments and other funds;
   o enrollment;
   o financial management;
   o reputation; and
   o for public institutions, the financial condition of the government and its educational policies.

Here is what you should know about the Connecticut, Florida and New York Portfolios' concentrations in hospital and health care bonds.
   o payment for these bonds depends on revenues from private third-party payors and government programs, including

      Medicare and Medicaid, which have generally undertaken cost containment measures to limit payments to health care providers;
   o hospitals face increasing competition resulting from hospital mergers and affiliations;
   o hospitals need to reduce costs as HMOs increase market penetration and hospital supply and drug companies raise prices;
   o hospitals and health care providers are subject to various legal claims by patients and others and are adversely affected by increasing costs of insurance; and
   o many hospitals are aggressively buying physician practices and assuming risk contracts to gain market share. If revenues do not increase accordingly, this practice could reduce profits;
   o Medicare is changing its reimbursement system for nursing homes. Many nursing home providers are not sure how they will be treated. In many cases, the providers may receive lower reimbursements and these would have to cut expenses to maintain profitability; and
   o most retirement/nursing home providers rely on entrance fees for operating revenues. If people live longer than expected and turnover is lower than budgeted, operating revenues would be adversely affected by less than expected entrance fees.

Here is what you should know about the California Portfolio's concentration in general obligation bonds.
   o general obligation bonds are backed by the issuer's pledge of its full faith, credit and taxing power;
   o but the taxing power of any government issuer may be limited by provisions of the state constitution or laws as well as political considerations; and
   o an issuer's credit can be negatively affected by various factors, including population decline that erodes the tax base, natural disasters, decline in industry, limited access to capital markets or heavy reliance on state or federal aid.

Here is what you should know about the New Jersey Portfolio's concentration in university/college bonds. Payment for these bonds depends on:
   o level or amount and diversity of sources of revenue;
   o availability of endowments and other funds;
   o enrollment;
   o financial management;
   o reputation; and
   o for public institutions, the financial condition of the government and its educational policies.

Here is what you should know about the California Portfolio's concentration in lease rental bonds. Lease rental bonds are generally issued by governmental financing authorities that cannot assess a tax to cover the cost of equipment or construction of buildings that will be used by a state or local government. The risks associated with these bonds include:
   o the failure of the government to appropriate funds for the leasing rental payments to service the bonds; and
   o rental obligations, and therefore payments, may terminate in the event of damages to or destruction or condemnation of the of the equipment or building.

Here is what you should know about the California Portfolio's concentration in municipal water and sewer revenue bonds. The payment of interest and principal of these bonds depends on the rates the utilities may charge, the demand for their services and the cost of operating their business which includes the expense of complying with environmental and other energy and licensing laws and regulations. The operating results of utilities are particularly influenced by:
   o increases in operating and construction costs; and
   o unpredicability of future usage requirements.

Here is what you should know about the New Jersey Portfolio's concentration in airport/port/highway bonds. These bonds are dependent for payment on revenues from financial projects including:
   o user fees from ports and airports;
   o tolls on turnpikes and bridges;
   o rents from buildings; and
   o additional financial resources including
      --federal and state subsidies,
      --lease rentals paid by state or local governments, or --the pledge of a special tax such as a sales tax or a property tax.

Airport income is largely affected by:
   o increased competition;
   o excess capacity; and
   o increased fuel costs.

Changes to the portfolio from bond redemptions, maturities and sales may affect the Fund's concentrations over time.

STATE CONCENTRATION RISK

CALIFORNIA RISKS

Generally

From the late 1980s through the early 1990s, an economic recession eroded California's revenue base. At the same time rapid population growth caused State expenditures to exceed budget appropriations.

   o As a result California experienced a period of sustained budget imbalance.

   o Since that time the California economy has improved and the extreme budgetary pressures have begun to lessen.

State Government

The 1997-98 Budget Act allocated a State budget of approximately $66.9 Billion and contains no tax increases or reductions. Despite this somewhat improved state, California's budget is still subject to certain unforeseeable events. For example:

   o In December, 1994, Orange County and its investment pool filed for bankruptcy. While a settlement has been reached, the full impact on the State and Orange County is still unknown.

   o California faces constant fluctuations in other expenses (including health and welfare caseloads, property tax receipts, federal funding and natural disaster relief) that will undoubtedly create new budgetary pressure and reduce issuers' ability to pay their debts.

   o California's general obligation bonds are currently rated A1 by Moody's and A+ by Standard & Poor's.

Other Risks

Issuers' ability to make payments on bonds (and the remedies available to bondholders) could also be adversely affected by the following constraints:

   o Certain provisions of California's Constitution, laws and regulatory system contain tax, spending and appropriations limits and prohibit certain new taxes.

   o Certain other California laws subject the users of bond proceeds to strict rules and limits regarding revenue repayment.

   o Bonds of healthcare institutions which are subject to the strict rules and limits regarding reimbursement payments of California's Medi-Cal program for health care services to welfare recipients and bonds secured by liens on real property are two of the types of bonds affected by these provisions.

CONNECTICUT RISKS

Generally

Connecticut has experienced a variety of economic problems in the last several years including:

   o manufacturing, historically the state's most important activity, has employed fewer and fewer poeple over the last 10 years;

   o large cuts in defense spending threaten defense-related business, which has traditionally represented a big part of the state's manufacturing activity; and

   o unemployment and poverty are high in certain parts of the state, even though unemployment state-wide is below the national average.

State and Local Government

Connecticut's state and local governments have also experienced financial difficulties for several years. For example:

   o the state's General Fund had operating deficits for several years in the late 1980s and early 1990s. Since 1991, however, the General Fund has had operating surpluses;

   o the state issued notes in 1991 to fund its accumulated deficit. The notes were originally supposed to be paid by 1996, but they were rescheduled, so that they will be repaid by 1999; and

   o Connecticut has several of the nation's poorest and most financially troubled cities, including Bridgeport, which filed for bankruptcy in 1991, and its capital city of Hartford.

Local governments in Connecticut receive tax revenue only from taxes on real estate and personal property, which makes it hard for them to raise additional tax revenue. Both Connecticut and its cities depend heavily on federal aid, and the cities also depend on a significant amount of state aid. Both the state and its cities could be hurt by any future reduction in the amount of such aid.

Connecticut's general obligation bonds are rated AA by Standard & Poor's, Aa3 by Moody's, and AA by Fitch.

FLORIDA RISKS

Generally

Florida's financial condition is affected by numerous national, economic, social and environmental policies and conditions. For example:

   o south Florida is heavily involved with foreign tourism, trade and investment capital. As a result, the region is susceptible to international trade and currency imbalances and economic problems in Central and South America;

   o central and northern Florida are more vulnerable to agricultural problems, such as crop failures or severe weather conditions, especially in the citrus and sugar industries; and

   o the state as a whole is also very dependent on tourism and construction.

State and Local Government

The state of Florida and its local governments are restricted in their ability to raise taxes and incur debts. These restrictions limit their ability to generate revenue, and so could hurt their ability to pay debts.

General obligations of the state are rated Aa2 by Moody's, AA+ by Standard & Poor's and AA by Fitch.

NEW JERSEY RISKS

State and Local Government

Certain features of New Jersey law could affect the repayment of debt:

   o the State of New Jersey and its agencies and public authorities issue general obligation bonds, which are secured by the full faith and credit of the state, backed by its taxing authority, without recourse to specific sources of revenue, therefore, any liability to increase taxes could impair the state's ability to repay debt; and

   o the state is required by law to maintain a balanced budget, and state spending for any given municipality or county cannot increase by more than 5% per year. This limit could make it harder for any particular county or municipality to repay its debts.

In recent years the state budget's main expenditures have been

   o elementary and secondary education, and

   o state agencies and programs, including police and corrections facilities, higher education, and environmental protection.

The state's general obligations are rated Aa1 by Moody's and AA+ by Standard & Poor's.

NEW YORK RISKS

Generally

For decades, New York's economy has trailed the rest of the nation. Both the state and New York City have experienced long-term structural imbalances between revenues and expenses, and have repeatedly relied substantially on non-recurring measures to achieve budget balance. The pressures that contribute to budgetary problems at both the state and local level include:

   o the high combined state and local tax burden;

   o a decline in manufacturing jobs, leading to above-average unemployment;

   o sensitivity to the financial services industry; and

   o dependence on federal aid.

State Government

The State government frequently has difficulty approving budgets on time. Budget gaps of $1 billion and $4 billion are projected for the next two years. The State's general obligation bonds are rated A by Standard & Poor's and A2 by Moody's. There is $37 billion of state-related debt outstanding.

New York City Government

Even though the City had budget surpluses each year from 1981, budget gaps of $2 billion are projected for each of the next three years. New York City faces fiscal pressures from:

   o aging public facilities that need repair or replacement;

   o welfare and medical costs;

   o expiring labor contracts; and

   o a high and increasing debt burden.

The City requires substantial state aid, and its fiscal strength depends heavily on the securities industry. Its general obligation bonds are rated A-by Standard & Poor's and A3 by Moody's.

BOND QUALITY RISK

A reduction in a bond's rating may decrease its value and, indirectly, the value of your investment in the Fund.

INSURANCE RELATED RISK

Some bonds are backed by insurance companies (as shown under Portfolios). Insurance policies generally make payments only according to a bond's original payment schedule and do not make early payments when a bond defaults or becomes taxable. Although the federal government does not regulate the insurance business, various state laws and federal initiatives and tax law changes could significantly affect the insurance business. The claims-paying ability of the insurance companies is generally rated A or better by Standard & Poor's or another nationally recognized rating organization. The insurance company ratings are subject to change at any time at the discretion of the rating agencies.

LITIGATION AND LEGISLATION RISKS

We do not know of any pending litigation that might have a material adverse effect upon the Fund.

Future tax legislation could affect the value of the portfolio by:
   o limiting real property taxes,
   o reducing tax rates,
   o imposing a flat or other form of tax, or
   o exempting investment income from tax.

SELLING OR EXCHANGING UNITS

You can sell your units at any time for a price based on net asset value. Your net asset value is calculated each business day by:
   o adding the value of the bonds, net accrued interest, cash and any other Fund assets;
   o subtracting accrued but unpaid Fund expenses, unreimbursed Trustee advances, cash held to buy back units or for distribution to investors and any other Fund liabilities; and
   o dividing the result by the number of outstanding units.

Your net asset value when you sell may be more or less than your cost because of sales fees, market movements and changes in the portfolio.

If you sell your units before the final deferred sales fee installment, the amount of any remaining installments will be deducted from your proceeds.

SPONSORS' SECONDARY MARKET

While we are not obligated to do so, we will buy back units at net asset value without any other fee or charge other than any remaining deferred sales charge. We may resell the units to other buyers or to the Trustee. You should consult your financial professional for current market prices to determine if other broker-dealers or banks are offering higher prices.

We have maintained the secondary market continuously for over 25 years, but we could discontinue it without prior notice for any business reason.

SELLING UNITS TO THE TRUSTEE

Regardless of whether we maintain a secondary market, you can sell your units to the Trustee at any time by sending the Trustee a letter (with any outstanding certificates if you hold Unit certificates). You must properly endorse your certificates (or execute a written transfer instrument with signatures guaranteed by an eligible institution). Sometimes, additional documents are needed such as a trust document, certificate of corporate authority, certificate of death or appointment as executor, administrator or guardian.

Within seven days after your request and the necessary documents are received, the Trustee will mail a check to you. Contact the Trustee for additional information.

As long as we are maintaining a secondary market, the Trustee will sell your units to us at a price based on net asset value. If there is no secondary market, the Trustee may sell your units in the over-the-counter market for a higher price, but it is not obligated to do so. In that case, you will receive the net proceeds of the sale.

If the Fund does not have cash available to pay you for units you are selling, the agent for the Sponsors will select bonds to be sold. Bonds will be selected based on market and credit factors. These sales could be made at times when the bonds would not otherwise be sold and may result in your receiving less than the unit par value and also reduce the size and diversity of the Fund.

If you acquire 25% or more of the outstanding units of the Fund and you sell units with a value exceeding $250,000, the Trustee may choose to pay you 'in kind' by distributing bonds and cash with a total value equal to the price of those units. The Trustee will try to distribute bonds in the portfolio pro rata, but it reserves the right to distribute only one or a few bonds. The Trustee will act as your agent in an in kind distribution and will either hold the bonds for your account or sell them as you instruct. You must pay any transaction costs as well as transfer and ongoing custodial fees on sales of bonds distributed in kind.

There could be a delay in paying you for your units:
   o if the New York Stock Exchange is closed (other than customary weekend and holiday closings);
   o if the SEC determines that trading on the New York Stock Exchange is restricted or that an emergency exists making sale or evaluation of the bonds not reasonably practicable; and
   o for any other period permitted by SEC order.

EXCHANGE OPTION

You may exchange units of certain Defined Asset Funds for units of this Fund at a maximum exchange fee of 1.90%. You may exchange units of this Fund for units of certain other Defined Asset Funds at a reduced sales fee if your investment goals change. To exchange units, you should talk to your financial professional about what funds are exchangeable, suitable and currently available.

Normally, an exchange is taxable and you must recognize any gain or loss on the exchange. However, the IRS may try to disallow a loss if the portfolios of the two funds are not materially different; you should consult your own tax adviser.

We may amend or terminate this exchange option at any time without notice.

HOW THE FUND WORKS

PRICING

The price of a unit includes interest accrued on the bonds, less expenses, from the initial most recent Record Day up to, but not including, the settlement date, which is usually three business days after the purchase date of the unit.

A portion of the price of a unit consists of cash so that the Trustee can provide you with regular monthly income. When you sell your units you will receive your share of this cash.

In addition, as with mutual funds, the Fund (and therefore the investors) pay all or some of the costs of organizing the Fund including:
   o cost of initial preparation of legal documents;
   o federal and state registration fees;
   o initial fees and expenses of the Trustee;
   o initial audit; and
   o legal expenses and other out-of-pocket expenses.

EVALUATIONS

An independent Evaluator values the bonds on each business day (excluding Saturdays, Sundays and the following holidays as observed by the New York Stock
Exchange: New Year's Day, Presidents' Day, Martin Luther King, Jr. Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas). Bond values are based on current bid or offer prices for the bonds or comparable bonds. In the past, the difference between bid and offer prices of publicly offered tax-exempt bonds has ranged from 0.5% of face amount on actively traded issues to 3.5% on inactively traded issues; the difference has averaged between 1 and 2%.

INCOME

The Trustee credits interest to an Income Account and other receipts to a Capital Account. The Trustee may establish a Reserve Account by withdrawing from these accounts amounts it considers appropriate to pay any material liability. These accounts do not bear interest.

EXPENSES

The Trustee is paid monthly. It also benefits when it holds cash for the Fund in non-interest bearing accounts. The Trustee may also receive additional amounts:
   o to reimburse the Trustee for the Fund's operating expenses;
   o for extraordinary services and costs of indemnifying the Trustee and the Sponsors;
   o costs of actions taken to protect the Fund and other legal fees and expenses;
   o expenses for keeping the Fund's registration statement current; and
   o Fund termination expenses and any governmental charges.

The Sponsors are currently reimbursed up to 45 cents per $1,000 face amount annually for providing portfolio supervisory, bookkeeping and administrative services and for any other expenses properly chargeable to the Fund. Legal, typesetting, electronic filing and regulatory filing fees and expenses associated with updating the Portfolio's registration statement yearly are also now chargeable to the Portfolio. While this fee may exceed the amount of these costs and expenses attributable to this Fund, the total of these fees for all Series of Defined Asset Funds will not exceed the aggregate amount attributable to all of these Series for any calendar year. The Fund also pays the Evaluator's fees.

The Trustee's, Sponsors' and Evaluator's fees may be adjusted for inflation without investors' approval.

Any quarterly deferred sales fees you owe are paid with interest and principal from certain bonds. If these amounts are not enough, the rest will be paid out of distributitons to you from the Fund's Capital and Income Accounts.

The Sponsors will pay advertising and selling expenses at no charge to the Fund. If Fund expenses exceed initial estimates, the Fund will owe the excess. The Trustee has a lien on Fund assets to secure reimbursement of Fund expenses and may sell bonds if cash is not available.

PORTFOLIO CHANGES

The Sponsors and Trustee are not liable for any default or defect in a bond; if a contract to buy any bond.

Unlike a mutual fund, the portfolio is designed to remain intact and we may keep bonds in the portfolio even if their credit quality declines or other adverse financial circumstances occur. However, we may sell a bond in certain cases if we believe that certain adverse credit conditions exist or if a bond becomes taxable.

If we maintain a secondary market in units but are unable to sell the units that we buy in the secondary market, we will redeem units, which will affect the size and composition of the portfolio. Units offered in the secondary market may not represent the same face amount of bonds that they did originally.

We decide whether or not to offer units for sale that we acquire in the secondary market after reviewing:
   o diversity of the portfolio;
   o size of the Fund relative to its original size;
   o ratio of Fund expenses to income;
   o current and long-term returns;
   o degree to which units may be selling at a premium over par; and
   o cost of maintaining a current prospectus.

FUND TERMINATION

The Fund will terminate following the stated maturity or sale of the last bond in the portfolio. The Fund may also terminate earlier with the consent of investors holding 51% of the units or if total assets of the Fund have fallen below 40% of the face amount of bonds deposited. We will decide whether to terminate the Fund early based on the same factors used in deciding whether or not to offer units in the secondary market.

When the Fund is about to terminate you will receive a notice, and you will be unable to sell your units after that time. On or shortly before termination, we will sell any remaining bonds, and you will receive your final distribution. Any bond that cannot be sold at a reasonable price may continue to be held by the Trustee in a liquidating trust pending its final sale.

You will pay your share of the expenses associated with termination, including brokerage costs in selling bonds. This may reduce the amount you receive as your final distribution.

CERTIFICATES

Certificates for units are issued on request. You may transfer certificates by complying with the requirements for redeeming certificates, described above. You can replace lost or mutilated certificates by delivering satisfactory indemnity and paying the associated costs.

TRUST INDENTURE

The Fund is a 'unit investment trust' governed by a Trust Indenture, a contract among the Sponsors, the Trustee and the Evaluator, which sets forth their duties and obligations and your rights. A copy of the Indenture is available to you on request to the Trustee. The following summarizes certain provisions of the Indenture.

The Sponsors and the Trustee may amend the Indenture without your consent:
   o to cure ambiguities;
   o to correct or supplement any defective or inconsistent provision;
   o to make any amendment required by any governmental agency; or
   o to make other changes determined not to be materially adverse to your best interest (as determined by the Sponsors).

Investors holding 51% of the units may amend the Indenture. Every investor must consent to any amendment that changes the 51% requirement. No amendment may reduce your interest in the Fund without your written consent.

The Trustee may resign by notifying the Sponsors. The Sponsors may remove the Trustee without your consent if:
   o it fails to perform its duties and the Sponsors determine that its replacement is in your best interest; or
   o it becomes incapable of acting or bankrupt or its affairs are taken over by public authorities.
Investors holding 51% of the units may remove the Trustee. The Evaluator may resign or be removed by the Sponsors and the Trustee without the consent of investors. The resignation or removal of either becomes effective when a successor accepts appointment. The Sponsors will try to appoint a successor promptly; however, if no successor has accepted within 30 days after notice of resignation, the resigning Trustee or Evaluator may petition a court to appoint a successor.

Any Sponsor may resign as long as one Sponsor with a net worth of $2 million remains and agrees to the resignation. The remaining Sponsors and the Trustee may appoint a replacement. If there is only one Sponsor and it fails to perform its duties or becomes bankrupt the Trustee may:
   o remove it and appoint a replacement Sponsor;
   o liquidate the Fund; or
   o continue to act as Trustee without a Sponsor.

Merrill Lynch, Pierce, Fenner & Smith Incorporated acts as agent for the
Sponsors.

The Trust Indenture contains customary provisions limiting the liability of the Trustee, the Sponsors and the Evaluator.

LEGAL OPINION

Davis Polk & Wardwell, 450 Lexington Avenue, New York, New York 10017, as counsel for the Sponsors, has given an opinion that the units are validly issued. Special counsel located in the relevant states have given state and local tax opinions.

AUDITORS

Deloitte & Touche LLP, 2 World Financial Center, New York, New York 10281, independent accountants, audited the Statements of Condition included in this prospectus.

SPONSORS

The Sponsors are:

MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED (a wholly-owned subsidiary of Merrill Lynch & Co., Inc.)
P.O. Box 9051,
Princeton, NJ 08543-9051

SALOMON SMITH BARNEY INC. (an indirectly wholly-owned subsidiary of Citigroup Inc.)
388 Greenwich Street--23rd Floor,
New York, NY 10013
DEAN WITTER REYNOLDS INC. (a principal operating subsidiary of Morgan Stanley Dean Witter & Co.)
Two World Trade Center--59th Floor,
New York, NY 10048
PRUDENTIAL SECURITIES INCORPORATED (an
indirect wholly-owned subsidiary of the
Prudential Insurance Company of America)
One New York Plaza
New York, NY 10292
PAINEWEBBER INCORPORATED (a wholly-owned subsidiary of PaineWebber Group Inc.) 1285 Avenue of the Americas,
New York, NY 10019

Each Sponsor is a Delaware corporation and it, or its predecessor, has acted as sponsor to many unit investment trusts. As a registered broker-dealer each Sponsor buys and sells securities (including investment company shares) for others (including investment companies) and participates as an underwriter in various selling groups.

TRUSTEE

The Chase Manhattan Bank, Unit Investment Trust Department, 4 New York Plaza--6th Floor, New York, New York 10004, is the Trustee.

It is supervised by the Federal Deposit Insurance Corporation, the Board of Governors of the Federal Reserve System and New York State banking authorities.

UNDERWRITERS' AND SPONSORS' PROFITS

Underwriters receive sales charges when they sell units. The Sponsors also realized a profit or loss on the initial date of deposit of the bonds. Any cash made available by you to the Sponsors before the settlement date for those units may be used in the Sponsors' businesses to the extent permitted by federal law and may benefit the Sponsors.

A Sponsor or Underwriter may realize profits or sustain losses on bonds in the Fund which were acquired from underwriting syndicates of which it was a member.

In maintaining a secondary market, the Sponsors will also realize profits or sustain losses in the amount of any difference between the prices at which they buy units and the prices at which they resell or redeem them.

PUBLIC DISTRIBUTION

The Sponsors do not intend to qualify units for sale in any foreign countries. This prospectus does not constitute an offer to sell units in any country where units cannot lawfully be sold.

CODE OF ETHICS

Merrill Lynch, as agent for the Sponsors, has adopted a code of ethics requiring preclearance and reporting of personal securities transactions by its employees with access to information on portfolio transactions. The goal of the code is to prevent fraud, deception or misconduct against the Fund and to provide reasonable standards of conduct.

YEAR 2000 ISSUES

Many computer systems were designed in such a way that they may be unable to distinguish between the year 2000 and the year 1900 (commonly known as the 'Year 2000 Problem'). We do not expect that the computer system changes necessary to prepare for the Year 2000 will cause any major operational difficulties for the Fund. The Year 2000 Problem may adversely affect the issuers of the securities contained in the Portfolio, but we cannot predict whether any impact will be material to the Portfolio as a whole.

TAXES

The following summary describes some of the important income tax consequences of holding units. It assumes that you are not a dealer in securities, financial institution, insurance company or other investor with special circumstances. You should consult your own tax adviser about your particular circumstances.

At the date of issue of each bond, counsel for the issuer delivered an opinion to the effect that interest on the bond is exempt from regular federal income tax. However, interest may be subject to state and local taxes and federal alternative minimum tax. Neither we nor our counsel have reviewed the issuance of the bonds, related proceedings or the basis for the opinions of counsel for the issuers. We cannot assure you that the issuer (or other users) have complied or will comply with any requirements necessary for a bond to be tax-exempt. If any of the bonds were determined not to be tax-exempt, you could be required to pay income tax for current and prior years, and if the Fund were to sell the bond, it might have to sell it at a substantial discount.

In the opinion of our counsel, under existing law:

GENERAL TREATMENT OF THE FUND AND YOUR INVESTMENT

The Fund will not be taxed as a corporation for federal income tax purposes, and you will be considered to own directly your share of each bond in the Fund.

INCOME OR LOSS UPON DISPOSITION

When all or part of your share of a bond is disposed of (for example, when the Fund sells, exchanges or redeems a bond or when you sell or exchange your units), you will generally recognize capital gain or loss. Your gain, however, will generally be ordinary income to the extent of any accrued 'market discount'. Generally you will have market discount to the extent that your basis in a bond when you purchase a unit is less than its stated redemption price at maturity (or, if it is an original issue discount bond, the issue price increased by original issue discount that has accrued on the bond before your purchase). You should consult your tax adviser in this regard.

If your net long-term capital gains exceed your net short-term capital losses, the excess may be subject to tax at a lower rate than ordinary income. Any capital gain from the Fund will be long-term if you are considered to have held your investment on each bond for more than one year and short-term if you held it for one year or less. If you are an individual and sell your units after holding them for more than one year, you may be entitled to a 20% maximum federal tax rate on any resulting gains. Consult your tax adviser in this regard. Because the deductibility of capital losses is subject to limitations, you may not be able to deduct all of your capital losses.

YOUR BASIS IN THE BONDS

Your aggregate basis in the bonds will be equal to the cost of your units, including any sales charges and the organizational expenses you pay, adjusted to reflect any accruals of 'original issue discount,' 'acquisition premium' and 'bond premium'. You should consult your tax adviser in this regard.

EXPENSES

If you are not a corporate investor, you will not be entitled to a deduction for your share of fees and expenses of the Fund. Also, if you borrowed money in order to purchase or carry your units, you will not be able to deduct the interest on this borrowing for federal income tax purposes. The IRS may treat your purchase of units as made with borrowed money even if the money is not directly traceable to the purchase of units.

STATE AND LOCAL TAXES

Under the income tax laws of the State and City of New York, the Fund will not be taxed as a corporation. If you are a New York taxpayer, your income from the Fund will not be tax-exempt in New York except to the extent that the income is earned on bonds that are tax-exempt for New York purposes. Depending on where you live, your income from the Fund may be subject to state and local taxation. You should consult your tax adviser in this regard.

CALIFORNIA TAXES

In the opinion of O'Melveny & Myers LLP, Los Angeles, California, special counsel on California tax matters:

Under the income tax laws of the State of California, the Trust will not be taxed as a corporation and you will be considered to own directly your share of each bond of the Trust. If you are a California taxpayer, your share of the income from the bonds of the Trust will not be tax-exempt in California except for California personal income tax purposes and only to the extent that the income is earned on bonds that are exempt for such purposes. If you are a California taxpayer and all or part of your share of a bond is disposed of (for example, when a bond is sold, exchanged or redeemed at maturity or you sell or exchange your units), you will recognize gain or loss for California tax purposes. Depending on where you live, your income from the Trust may be subject to state and local taxation. You should consult your tax advisor in this regard.

CONNECTICUT TAXES

In the opinion of Day, Berry & Howard LLP, Hartford, Connecticut, special counsel on Connecticut tax matters:

Under the income tax laws of the State of Connecticut, the Fund will not be taxed. If you are an individual, trust or estate that is subject to the Connecticut income tax, you will not be taxed on your share of the interest derived by the Fund from those bonds that are tax-exempt for Connecticut income tax purposes. In addition, if you hold your units of the Fund as a capital asset, you will not recognize either gain or loss if the Fund enters into a transaction in which it is treated for federal income tax purposes as having sold a bond that is issued by an issuer in Connecticut and is tax-exempt for Connecticut income tax purposes, and you may not have to recognize gain or loss to the extent attributable to a unit's share of any such bonds if you sell, exchange or redeem the unit. You should consult your tax adviser in this regard. In all other instances, you will recognize gain or loss, in the event either the Fund enters into a transaction involving a bond held by it or you sell, exchange or redeem a unit of the Fund, to the same extent that you recognize gain or loss therefrom for Federal income tax purposes.

In the case of an entity subject to the Connecticut corporation business tax, its share of all income derived from units of the Fund or their ownership will be subject to that Connecticut tax.

FLORIDA TAXES

In the opinion of Greenberg, Traurig, P.A., Miami, Florida, special counsel on Florida tax matters:

Under the income tax laws of the State of Florida, the Fund will not be taxed as a corporation. Florida imposes an income tax on corporations but does not impose a personal income tax. Accordingly, if you are an individual taxpayer your income from the Fund will not be subject to tax in Florida. However, if you are an entity that is normally taxed as a corporation, your income from the fund will not be exempt from tax in Florida and special rules for taxation apply depending on the type of entity. You should consult your tax adviser in this regard.

Florida also imposes a tax on intangible personal property, such as stocks, bonds, notes and units in trusts. The tax is imposed on Florida taxpayers as of January 1st of each year. Florida exempts certain types of bonds and debt obligations from this tax. Your units will be exempt from the intangible personal property tax as long as the Fund invests exclusively in bonds and other debt obligations that are tax-exempt for Florida purposes.

NEW JERSEY TAXES

In the opinion of Drinker Biddle & Reath LLP, Philadelphia, Pennsylvania, special counsel on New Jersey tax matters:

The Fund will not be taxed as a corporation under the current income tax laws of the State of New Jersey. Your income from the Fund may be subject to taxation depending on where you live. If you are a New Jersey taxpayer your income from the Fund (including gains on sales of bonds by the Fund) and gains on sales of units by you will be tax-exempt to the extent that income and gains are earned on bonds that are tax-exempt for New Jersey purposes. You should consult your tax adviser as to the consequences to you with respect to any investment you make in the Fund.

SUPPLEMENTAL INFORMATION

You can receive at no cost supplemental information about the Fund by calling the Trustee. The supplemental information includes more detailed risk disclosure about the types of bonds that may be in the Fund's portfolios, general risk disclosure concerning any insurance securing certain bonds, and general information about the structure and operation of the Fund. The supplemental information is also available from the SEC.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 311 (CALIFORNIA INSURED, CONNECTICUT, FLORIDA INSURED, NEW JERSEY INSURED AND NEW YORK TRUSTS), DEFINED ASSET FUNDS

          REPORT OF INDEPENDENT ACCOUNTANTS

          The Sponsors, Trustee and Holders
          of Municipal Investment Trust Fund, Multistate Series -
          311 (California Insured, Connecticut, Florida Insured,
          New Jersey Insured and New York Trusts),
          Defined Asset Funds:

          We have audited the accompanying statements of condition of Municipal Investment Trust Fund, Multistate Series - 311 (California Insured, Connecticut, Florida Insured,
          New Jersey Insured and New York Trusts), Defined Asset Funds, including the portfolios, as of April 30, 1999 and the related statements of operations and of changes in net assets for the year ended April 30, 1999 and the period May 16, 1997 to April 30, 1998. These financial statements are the responsibility of the Trustee. Our responsibility is to express an opinion on these financial statements based on our audits.

          We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Securities owned at April 30, 1999, as shown in such portfolios, were confirmed to us by The Chase Manhattan Bank, the Trustee. An audit also includes assessing the accounting principles used and significant estimates made by the Trustee, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

          In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Municipal Investment Trust Fund, Multistate Series - 311 (California Insured, Connecticut, Florida Insured, New Jersey Insured and New York Trusts), Defined Asset Funds at April 30, 1999 and the results of their operations and changes in their net assets for the above-stated periods in conformity with generally accepted accounting principles.




          DELOITTE & TOUCHE LLP


          New York, N.Y.
          August 6, 1999




                                         D - 1.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 311 (CALIFORNIA INSURED TRUST),
     DEFINED ASSET FUNDS




     STATEMENT OF CONDITION
     As of April 30, 1999

     TRUST PROPERTY:
       Investment in marketable securities -
{ 20}     at value (cost $ 4,427,185 )(Note 1).........                                                 $ 4,725,844
{ 36}  Accrued interest ...............................                                                      68,672
       Accrued interest on Segregated Bonds (Note 5) ..                                                       1,912
{ 32}  Cash - income ..................................                                                         492
       Cash - income on Segregated Bonds ..............                                                       8,108
{ 34}  Cash - principal ...............................                                                      46,205
       Deferred organization costs (Note 6) ...........                                                       3,067
                                                                                                        -----------
{ 40}    Total trust property .........................                                                   4,854,300


     LESS LIABILITIES:
{ 50}  Income advance from Trustee.....................                                 $    54,790
       Deferred sales charge (Note 6) .................                                      49,844
       Principal payments payable (Segregated Bonds) ..                                       4,821
{143}  Accrued Sponsors' fees .........................                                         688
       Other liabilities (Note 6) .....................                                       3,067         113,210
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
{ 80}  4,444 units of fractional undivided
{ 80}     interest outstanding (Note 3)................                                   4,727,404

{105}  Undistributed net investment income ............                                      13,686     $ 4,741,090
                                                                                        -----------     ===========

{130}UNIT VALUE ($ 4,741,090 / 4,444 units )...........                                                 $  1,066.85
                                                                                                        ===========




                                    See Notes to Financial Statements.














                                                      D - 2.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 311 (CALIFORNIA INSURED TRUST),
     DEFINED ASSET FUNDS



     STATEMENTS OF OPERATIONS

                                                                                                       May 16, 1997
                                                                                       Year Ended            to
                                                                                       April 30,         April 30,
                                                                                          1999              1998
                                                                                          ----              ----

     INVESTMENT INCOME:
{ 10}  Interest income ........................                                       $   251,424       $   264,898
       Interest income on Segregated
         Bonds (Note 5) .......................                                             6,245             8,431
{ 20}  Trustee's fees and expenses ............                                            (6,248)           (8,438)
{ 30}  Sponsors' fees .........................                                            (2,215)           (2,236)
                                                                                      ------------------------------
{ 40}  Net investment income ..................                                           249,206           262,655
                                                                                      ------------------------------


     REALIZED AND UNREALIZED GAIN
       ON INVESTMENTS:
       Realized gain on
{ 50}    securities sold or redeemed ..........                                            21,917             6,124
       Unrealized appreciation
{ 60}    of investments .......................                                           136,158           162,501
                                                                                      ------------------------------
       Net realized and unrealized
{ 70}     gain on investments .................                                           158,075           168,625
                                                                                      ------------------------------


     NET INCREASE IN NET ASSETS
{ 80}  RESULTING FROM OPERATIONS ..............                                       $   407,281       $   431,280
                                                                                      ==============================




                             See Notes to Financial Statements.





                                                  D - 3.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 311 (CALIFORNIA INSURED TRUST),
     DEFINED ASSET FUNDS



     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                      May 16, 1997
                                                                                       Year Ended            to
                                                                                      April 30,         April 30,
                                                                                          1999              1998
                                                                                          ----              ----

     OPERATIONS:
{ 10}  Net investment income ..................                                       $   249,206       $   262,655
       Realized gain on
{ 20}    securities sold or redeemed ..........                                            21,917             6,124
       Unrealized appreciation
{ 30}    of investments .......................                                           136,158           162,501
                                                                                      ------------------------------
       Net increase in net assets
{ 40}    resulting from operations ............                                           407,281           431,280
                                                                                      ------------------------------

     INCOME DISTRIBUTIONS TO
{ 50}   HOLDERS (Note 2).......................                                          (243,149)         (238,718)
                                                                                      ------------------------------

     SHARE TRANSACTIONS:
       Deferred sales charge (Note 5):
         Income ...............................                                            (4,656)           (2,924)
         Principal ............................                                           (76,449)          (59,761)

{ 82}  Redemption amounts:
         Income ...............................                                            (1,072)             (560)
{ 83}    Principal ............................                                          (446,659)         (180,176)
                                                                                      ------------------------------
{ 84}  Net share transactions .................                                          (528,836)         (243,421)
                                                                                      ------------------------------

{ 90}NET INCREASE IN NET ASSETS ...............                                          (364,704)          (50,859)

{100}NET ASSETS AT BEGINNING OF PERIOD ........                                         5,105,794         5,156,653
                                                                                      ------------------------------
{110}NET ASSETS AT END OF PERIOD ..............                                       $ 4,741,090       $ 5,105,794
                                                                                      ==============================
     PER UNIT:
       Income distributions during
{120}    period ...............................                                       $     52.71       $     47.49
                                                                                      ==============================
       Net asset value at end of
{140}    period ...............................                                       $  1,066.85       $  1,047.99
                                                                                      ==============================
     TRUST UNITS:
{ 83}  Redeemed during period .................                                               428               175
{150}  Outstanding at end of period ...........                                             4,444             4,872
                                                                                      ==============================


                                See Notes to Financial Statements.
                                                     D - 4.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 311 (CALIFORNIA INSURED TRUST),
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on May 16, 1997 was based upon offering side evaluations at May 14, 1997, the day prior to the Date of Deposit. Cost of securities at May 16, 1997 was also based on such offering side evaluations.


(B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

(C) Interest income is recorded as earned.

2. DISTRIBUTIONS

A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

     3.   NET CAPITAL

{ 10}     Cost of 4,444 units at Date of Deposit .....................                                  $ 4,540,552
          Transfer to capital of interest on Segregated Bonds (Note 5)                                       14,676
{ 31}     Redemptions of units - net cost of 603 units redeemed
{143}       less redemption amounts (principal).......................                                      (10,734)
          Deferred sales charge (Note 5) .............................                                     (143,790)
{ 40}     Realized gain on securities sold or redeemed ...............                                       28,041
{ 70}     Unrealized appreciation of investments......................                                      298,659
                                                                                                        -----------

{ 80}     Net capital applicable to Holders ..........................                                  $ 4,727,404
                                                                                                        ===========

4. INCOME TAXES

As of April 30, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $298,659, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $4,427,185 at April 30, 1999.



                                                      D - 5.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 311 (CALIFORNIA INSURED TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


5. DEFERRED SALES CHARGE

$140,000 face amount of City of Rancho Mirage, CA, Jt. Pwrs. Fin. Auth., Certs. of Part., Eisenhower Med. Ctr., Ser. 1997 A, have been segregated to fund the deferred sales charges. The sales charges are being paid for with the interest received and by periodic sales or maturity of these bonds, as well as principal proceeds received in conjunction with the disposition on the unsegregated bonds in the portfolio. A deferred sales charge of $3.75 per Unit is charged on a quarterly basis, and paid to the Sponsors periodically by the Trustee on behalf of the Holders, up to an aggregate of $45.00 per Unit over the first three years of the life of the Fund. Should a Holder redeem Units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

6. DEFERRED ORGANIZATION COSTS

Deferred organization costs are being amortized over five years. Included in "Other liabilities" is $3,067 payable to the Trustee for reimbursement of costs related to the organization of the Trust.
                                                   D - 6.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 311 (CALIFORNIA INSURED TRUST),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of April 30, 1999


                                             Rating of                                           Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1)  (4)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   1 Contra Costa Cnty. Pub. Facs. Corp.,       AAA     $   535,000     5.500 %      2022      11/01/07     $   524,220 $   561,108
     CA, Certs. of Part. (Merrithew Mem.                                                       @  102.000
     Hosp. Replacement Proj.), Rfdg. Ser.
     1997 (MBIA Ins.)

   2 County of Madera, CA, Certs. of Part.      AAA         750,000     5.750        2028      03/15/05         752,723     799,868
     (Valley Children's Hosp., Proj.), Ser.                                                    @  102.000
     1995 (MBIA Ins.)

   3 City of Rancho Mirage, CA, Jt. Pwrs.       AAA          70,000     4.000        1999      None              69,644      70,076
     Fin. Auth. Certs. of Part., Eisenhower
     Med. Ctr., Ser. 1997 A (MBIA Ins.) (6)                  70,000     4.200        2000      None              69,490      70,682

   4 City of San Carlos, CA, G.O. Bonds,        AAA         505,000     5.750        2026      08/01/06         509,101     542,027
     Ser. 1996 (MBIA Ins.)                                                                     @  102.000

   5 San Carlos Redev. Agy. (San Mateo          AAA         700,000     5.500        2026      09/01/06         684,978     733,789
     Cnty., CA), San Carlos Redev. Proj.,                                                      @  102.000
     Tax Alloc. Rfdg. Bonds, Ser. 1997 A
     (MBIA Ins.)

   6 San Jose-Santa Clara Clean Wtr. Fin.       AAA         750,000     5.375        2020      11/15/05         728,093     771,968
     Auth., CA, Swr. Rev. Bonds, Ser. 1995 A                                                   @  101.000
     (Financial Guaranty Ins.)

   7 East Bay Mun. Util. Dist., Alameda and     AAA         500,000     4.750        2021      None             441,195     475,675
     Contra Costa Cntys., CA, Water Sys.
     Sub. Rev. Rfdg. Bonds, Ser. 1996
     (Financial Guaranty Ins.)

   8 Pajaro Valley Unified Sch. Dist., CA,      AAA         645,000     5.850        2032      09/01/07         647,741     700,651
     Certs. of Part. (1997 Sch. Facs. Bridge                                                   @  102.000
     Funding Prog.) (FSA Ins.)
                                                        -----------                                           ---------   ---------
     TOTAL                                              $ 4,525,000                                         $ 4,427,185 $ 4,725,844
                                                        ===========                                           =========   =========


                          See Notes to Portfolios on Page D - 32.


                                                   D - 7.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 311 (CONNECTICUT TRUST),
     DEFINED ASSET FUNDS



     STATEMENT OF CONDITION
     As of April 30, 1999

     TRUST PROPERTY:
       Investment in marketable securities -
{ 20}     at value (cost $ 2,907,502 )(Note 1).........                                                 $ 3,072,688
{ 36}  Accrued interest ...............................                                                      52,425
       Accrued interest on Segregated Bonds (Note 5) ..                                                       1,485
{ 32}  Cash - income ..................................                                                         841
       Cash - income on Segregated Bonds ..............                                                       8,151
{ 34}  Cash - principal ...............................                                                      30,373
       Deferred organization costs (Note 6) ...........                                                       1,994
                                                                                                        -----------
{ 40}    Total trust property .........................                                                   3,167,957


     LESS LIABILITIES:
{ 50}  Income advance from Trustee.....................                                 $    43,295
       Deferred sales charge (Note 5) .................                                      31,726
       Principal payments payable .....................                                       2,897
{143}  Accrued Sponsors' fees .........................                                         474
       Income payments payable ........................                                         472
       Other liabilities (Note 6) .....................                                   1,994          80,858
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
{ 80}  2,908 units of fractional undivided
{ 80}     interest outstanding (Note 3)................                                   3,078,074

{105}  Undistributed net investment income ............                                       9,025     $ 3,087,099
                                                                                        -----------     ===========

{130}UNIT VALUE ($ 3,087,099 / 2,908 units )...........                                                 $  1,061.59
                                                                                                        ===========




                                  See Notes to Financial Statements.
                                                      D - 8.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 311 (CONNECTICUT TRUST),
     DEFINED ASSET FUNDS



     STATEMENTS OF OPERATIONS

                                                                                                        May 16, 1997
                                                                                       Year Ended            to
                                                                                        April 30,         April 30,
                                                                                          1999              1998
                                                                                          ----              ----

     INVESTMENT INCOME:
{ 10}  Interest income ........................                                       $   171,582       $   174,561
       Interest income on Segregated
         Bonds (Note 5) .......................                                             4,824             6,638
{ 20}  Trustee's fees and expenses ............                                            (4,779)           (6,798)
{ 30}  Sponsors' fees .........................                                            (1,473)           (1,454)
                                                                                      ------------------------------
{ 40}  Net investment income ..................                                           170,154           172,947
                                                                                      ------------------------------


     REALIZED AND UNREALIZED GAIN
       ON INVESTMENTS:
       Realized gain on
{ 50}    securities sold or redeemed ..........                                            13,312
       Unrealized appreciation
{ 60}    of investments .......................                                            56,333           108,853
                                                                                      ------------------------------
       Net realized and unrealized
{ 70}     gain on investments .................                                            69,645           108,853
                                                                                      ------------------------------


     NET INCREASE IN NET ASSETS
{ 80}  RESULTING FROM OPERATIONS ..............                                       $   239,799       $   281,800
                                                                                      ==============================




                                     See Notes to Financial Statements.
                                                     D - 9.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 311 (CONNECTICUT TRUST),
     DEFINED ASSET FUNDS



     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        May 16, 1997
                                                                                       Year Ended            to
                                                                                        April 30,         April 30,
                                                                                          1999              1998
                                                                                          ----              ----

     OPERATIONS:
{ 10}  Net investment income ..................                                       $   170,154       $   172,947
       Realized gain on
{ 20}    securities sold or redeemed ..........                                            13,312
       Unrealized appreciation
{ 30}    of investments .......................                                            56,333           108,853
                                                                                      ------------------------------
       Net increase in net assets
{ 40}    resulting from operations ............                                           239,799           281,800
                                                                                      ------------------------------

     INCOME DISTRIBUTIONS TO
{ 50}   HOLDERS (Note 2).......................                                          (164,978)         (156,208)
                                                                                      -------------------------------

     SHARE TRANSACTIONS:
       Deferred sales charge (Note 5):
         Income ...............................                                            (1,826)           (2,320)
         Principal ............................                                           (54,383)          (34,591)

{ 82}  Redemption amounts:
         Income ...............................                                            (1,428)
{ 83}    Principal ............................                                          (384,854)
                                                                                      ------------------------------
{ 84}  Net share transactions .................                                          (442,491)          (36,911)
                                                                                      ------------------------------

{ 90}NET INCREASE (DECREASE) IN NET ASSETS ....                                          (367,670)           88,681

{100}NET ASSETS AT BEGINNING OF PERIOD ........                                         3,454,769         3,366,088
                                                                                      ------------------------------
{110}NET ASSETS AT END OF PERIOD ..............                                       $ 3,087,099       $ 3,454,769
                                                                                      ==============================
     PER UNIT:
       Income distributions during
{120}    period ...............................                                       $     53.16       $     47.61
                                                                                      ==============================
       Net asset value at end of
{140}    period ...............................                                       $  1,061.59       $  1,052.96
                                                                                      ==============================
     TRUST UNITS:
{ 83}  Redeemed during period .................                                               373
{150}  Outstanding at end of period ...........                                             2,908             3,281
                                                                                      ==============================


                               See Notes to Financial Statements.
                                                  D - 10.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 311 (CONNECTICUT TRUST),
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.


(A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on May 16, 1997 was based upon offering side evaluations at May 14, 1997, the day prior to the Date of Deposit. Cost of securities at May 16, 1997 was also based on such offering side evaluations.

(B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

(C) Interest income is recorded as earned.

2. DISTRIBUTIONS

A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

     3.   NET CAPITAL

{ 10}     Cost of 2,908 units at Date of Deposit .....................                                  $ 2,983,415
          Transfer to capital of interest on Segregated Bonds (Note 5)                                       11,462
{ 31}     Redemptions of units - net cost of 373 units redeemed
{143}       less redemption amounts (principal).......................                                       (2,181)
          Deferred sales charge (Note 5) .............................                                      (93,120)
{ 40}     Realized gain on securities sold or redeemed ...............                                       13,312
{ 70}     Net unrealized appreciation of investments..................                                      165,186
                                                                                                        -----------

{ 80}     Net capital applicable to Holders ..........................                                  $ 3,078,074
                                                                                                        ===========

4. INCOME TAXES

As of April 30, 1999, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $165,186, of which $124 related to depreciated securities and $165,310 related to appreciated securities. The cost of investment securities for Federal income tax purposes was $2,907,502 at April 30, 1999.


                                                      D - 11.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 311 (CONNECTICUT TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


5. DEFERRED SALES CHARGE

$5,000 face amount of the State of Connecticut Spec. Tax Oblig. Bonds,
Trans. Infrastructure Purp., Ser. 1996 A, $45,000 face amount of the Commonwealth of Puerto Rico, G.O. Pub. Imp. Rfdg. Bonds, Ser. 1997 and $40,000 face amount of Puerto Rico, Pub. Bldgs. Auth., Govt. Facs. Rev. Bonds, Ser. A, have been segregated to fund the deferred sales charges. The sales charges are being paid for with the interest received and by periodic sales or maturity of these bonds, as well as principal proceeds received in conjunction with the disposition on the unsegregated bonds in the portfolio. A deferred sales charge of $3.75 per Unit is charged on a quarterly basis, and paid to the Sponsors periodically by the Trustee on behalf of the Holders, up to an aggregate of $45.00 per Unit over the first three years of the life of the Fund. Should a Holder redeem Units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

6. DEFERRED ORGANIZATION COSTS

Deferred organization costs are being amortized over five years. Included in "Other liabilities" is $1,994 payable to the Trustee for reimbursement of costs related to the organization of the Trust.
                                                   D - 12.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 311 (CONNECTICUT TRUST),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of April 30, 1999

                                               Rating                                            Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   1 Connecticut Hlth. and Educl. Facs.         AAA     $   500,000     5.375 %      2019      07/01/06     $   479,670 $   507,735
     Auth., Rev. Bonds, Bridgeport Hosp.                                                       @  102.000
     Issue, Ser. C (Connie Less Ins.) (5)

   2 Connecticut Hlth. and Educl. Facs.         AAA         500,000     5.500        2027      07/01/07         492,725     523,355
     Auth., Rev. Bonds, Connecticut Coll.                                                      @  102.000
     Issue, Ser. C-1 (MBIA Ins.) (5)

   3 Connecticut Hlth. and Educl. Facs.         AAA         500,000     5.750        2026      03/01/06         503,950     531,945
     Auth., Rev. Bonds, Greenwich Academy                                                      @  101.000
     Issue, Ser. A (FSA Ins.) (5)

   4 Connecticut Hlth. and Educl. Facs.         AAA         265,000     5.500        2026      07/01/06         261,195     274,039
     Auth., Rev. Bonds, The Loomis Chaffee                                                     @  101.000
     Sch. Issue, Ser. C (MBIA Ins.) (5)

   5 Connecticut Hlth. and Educl. Facs.         AAA         350,000     5.700        2025      07/01/06         350,000     368,081
     Auth., Rev. Bonds, Yale-New Haven Hosp.                                                   @  102.000
     Issue, Ser. H (MBIA Ins.) (5)

   6 Connecticut Hsg. Fin. Auth., Hsg. Mtge.    AA          500,000     6.000        2027      05/15/06         506,020     528,920
     Fin. Prog. Bonds, 1996 Subseries D-1                                                      @  102.000

   7 State of Connecticut Spec. Tax Oblig.      AAA           5,000     4.300        1999      None               5,014       5,005
     Bonds, Trans. Infrastructure Purp.,
     Ser. 1996 A (Financial Guaranty Ins.)
     (5) (6)

   8 Commonwealth of Puerto Rico, G.O. Pub      A            45,000     5.500        2000      None              46,166      46,057
     Imp. Rfdg. Bonds, Ser. 1997 (6)

   9 Puerto Rico, Pub. Bldgs. Auth., Govt.      AAA          40,000     4.300        1999      None              40,077      40,071
     Facs. Rev. Bonds, Ser. A (AMBAC Ins.)
     (5) (6)

  10 Puerto Rico Hwy. and Trans. Auth., Hwy.    A           250,000     5.000        2036      None             222,685     247,480
     Rev. Bonds, Ser. Y

                                                        -----------                                           ---------   ---------
     TOTAL                                              $ 2,955,000                                         $ 2,907,502 $ 3,072,688
                                                        ===========                                           =========   =========


                                    See Notes to Portfolios on Page D - 32.

                                                 D - 13.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 311 (FLORIDA INSURED TRUST),
     DEFINED ASSET FUNDS



     STATEMENT OF CONDITION
     As of April 30, 1999

     TRUST PROPERTY:
       Investment in marketable securities -
{ 20}     at value (cost $ 3,101,820 )(Note 1).........                                                 $ 3,296,671
{ 36}  Accrued interest ...............................                                                      38,556
       Accrued interest on Segregated Bonds (Note 5) ..                                                       1,219
{ 32}  Cash - income ..................................                                                         381
       Cash - income on Segregated Bonds ..............                                                       7,220
{ 34}  Cash - principal ...............................                                                      31,110
       Deferred organization costs (Note 6) ...........                                                       2,147
                                                                                                        -----------
{ 40}    Total trust property .........................                                                   3,377,304


     LESS LIABILITIES:
{ 50}  Income advance from Trustee.....................                                 $    28,909
       Deferred sales charge (Note 5) .................                                      32,537
       Principal payments payable (Segregated Bonds) ..                                       2,098
{ 51}  Accrued Sponsors' fees .........................                                         507
{143}  Income payments payable ........................                                         163
       Other liabilities (Note 6) .....................                                       2,147          66,361
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
{ 80}  3,106 units of fractional undivided
{ 80}     interest outstanding (Note 3)................                                   3,301,585

{105}  Undistributed net investment income ............                                       9,358     $ 3,310,943
                                                                                        -----------     ===========

{130}UNIT VALUE ($ 3,310,943 / 3,106 units )...........                                                 $  1,065.98
                                                                                                        ===========




                         See Notes to Financial Statements.
                                                   D - 14.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 311 (FLORIDA INSURED TRUST),
     DEFINED ASSET FUNDS



     STATEMENTS OF OPERATIONS

                                                                                                        May 16, 1997
                                                                                       Year Ended            to
                                                                                        April 30,         April 30,
                                                                                          1999              1998
                                                                                          ----              ----

     INVESTMENT INCOME:
{ 10}  Interest income ........................                                       $   183,798       $   184,745
       Interest income on Segregated
         Bonds (Note 5) .......................                                             4,697             6,737
{ 20}  Trustee's fees and expenses ............                                            (5,122)           (6,891)
{ 30}  Sponsors' fees .........................                                            (1,590)           (1,566)
                                                                                      ------------------------------
{ 40}  Net investment income ..................                                           181,783           183,025
                                                                                      ------------------------------


     REALIZED AND UNREALIZED GAIN
       ON INVESTMENTS:
       Realized gain on
{ 50}    securities sold or redeemed ..........                                            35,430
       Unrealized appreciation
{ 60}    of investments .......................                                            87,747           107,104
                                                                                      ------------------------------
       Net realized and unrealized
{ 70}     gain on investments .................                                           123,177           107,104
                                                                                      ------------------------------


     NET INCREASE IN NET ASSETS
{ 80}  RESULTING FROM OPERATIONS ..............                                       $   304,960       $   290,129
                                                                                      ==============================




                            See Notes to Financial Statements.
                                                    D - 15.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 311 (FLORIDA INSURED TRUST),
     DEFINED ASSET FUNDS



     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        May 16, 1997
                                                                                       Year Ended            to
                                                                                        April 30,         April 30,
                                                                                          1999              1998
                                                                                          ----              ----
     OPERATIONS:
{ 10}  Net investment income ..................                                       $   181,783       $   183,025
       Realized gain on
{ 20}    securities sold or redeemed ..........                                            35,430
       Unrealized appreciation
{ 30}    of investments .......................                                            87,747           107,104
                                                                                      ------------------------------
       Net increase in net assets
{ 40}    resulting from operations ............                                           304,960           290,129
                                                                                      ------------------------------

     INCOME DISTRIBUTIONS TO
{ 50}   HOLDERS (Note 2).......................                                          (177,986)         (165,486)
                                                                                      ------------------------------
     SHARE TRANSACTIONS:
       Deferred sales charge (Note 5):
         Income ...............................                                            (2,995)           (2,145)
         Principal ............................                                           (58,006)          (37,601)

{ 82}  Redemption amounts:
         Income ...............................                                              (544)
{ 83}    Principal ............................                                          (448,082)
                                                                                      ------------------------------
{ 84}  Net share transactions .................                                          (509,627)          (39,746)
                                                                                      ------------------------------

{ 90}NET INCREASE (DECREASE) IN NET ASSETS ....                                          (382,653)           84,897

{100}NET ASSETS AT BEGINNING OF PERIOD ........                                         3,693,596         3,608,699
                                                                                      ------------------------------
{110}NET ASSETS AT END OF PERIOD ..............                                       $ 3,310,943       $ 3,693,596
                                                                                      ==============================
     PER UNIT:
       Income distributions during
{120}    period ...............................                                       $     52.42       $     46.84
                                                                                      ==============================
       Net asset value at end of
{140}    period ...............................                                       $  1,065.98       $  1,045.46
                                                                                      ==============================
     TRUST UNITS:
{ 83}  Redeemed during period .................                                               427
{150}  Outstanding at end of period ...........                                             3,106             3,533
                                                                                      ==============================


                         See Notes to Financial Statements.



                                    D - 16.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 311 (FLORIDA INSURED TRUST),
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on May 16, 1997 was based upon offering side evaluations at May 14, 1997, the day prior to the Date of Deposit. Cost of securities at May 16, 1997 was also based on such offering side evaluations.

(B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

(C) Interest income is recorded as earned.

2. DISTRIBUTIONS

A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

     3.   NET CAPITAL

{ 10}     Cost of 3,106 units at Date of Deposit .....................                                  $ 3,172,550
          Transfer to capital of interest on Segregated Bonds (Note 5)                                       11,434
{ 31}     Redemptions of units - net cost of 427 units redeemed
{143}       less redemption amounts (principal).......................                                      (11,933)
          Deferred sales charge (Note 5) .............................                                     (100,747)
{ 40}     Realized gain on securities sold or redeemed ...............                                       35,430
{ 70}     Unrealized appreciation of investments......................                                      194,851
                                                                                                        -----------

{ 80}     Net capital applicable to Holders ..........................                                  $ 3,301,585
                                                                                                        ===========

4. INCOME TAXES

As of April 30, 1999, unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $194,851, all of which related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,101,820 at April 30, 1999.
                                                      D - 17.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 311 (FLORIDA INSURED TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


5. DEFERRED SALES CHARGE

$50,000 face amount of School Board of Orange Cnty., FL, Master Lease Prog., Certs. of Part., Ser. 1997 A and $45,000 face amount of Puerto Rico, Pub.
Bldgs. Auth., Govt. Facs. Rev. Bonds, Ser. A, have been segregated to fund the deferred sales charges. The sales charges are being paid for with the interest received and by periodic sales or maturity of these bonds, as well as principal proceeds received in conjunction with the disposition on the unsegregated bonds in the portfolio. A deferred sales charge of $3.75 per Unit is charged on a quarterly basis, and paid to the Sponsors periodically by the Trustee on behalf of the Holders, up to an aggregate of $45.00 per Unit over the first three years of the life of the Fund. Should a Holder redeem Units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

6. DEFERRED ORGANIZATION COSTS

Deferred organization costs are being amortized over five years. Included in "Other liabilities" is $2,147 payable to the Trustee for reimbursement of costs related to the organization of the Trust.
                                                 D - 18.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 311 (FLORIDA INSURED TRUST),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of April 30, 1999


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1)  (4)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   1 The School Board of Dade Cnty., FL,        AAA     $   225,000     5.600 %      2026(7)   08/01/06     $   223,378 $   248,096
     Certs. of Part., Ser. 1996 B (AMBAC                                                       @  101.000
     Ins.)

   2 Broward Cnty., FL, Professional Sports     AAA         500,000     5.625        2028      09/01/06         498,125     524,875
     Fac. Tax and Rev. Bonds (Broward Cnty.                                                    @  101.000
     Civic Arena Proj.), Ser. 1996 A (MBIA
     Ins.)

   3 School Board of Orange Cnty., FL,          Aaa(m)      500,000     5.375        2022      08/01/07         484,855     511,850
     Master Lease Prog., Certs. of Part.,                                                      @  101.000
     Ser. 1997 A (MBIA Ins.)

   4 School Board of Orange Cnty., FL,          Aaa(m)       50,000     4.600        2000      None              50,145      50,736
     Master Lease Prog., Certs. of Part.,
     Ser. 1997 A (MBIA Ins.) (6)

   5 City of Lakeland, FL, Hosp. Rev. Rfdg.     AAA         500,000     5.250        2025      11/15/06         471,830     504,470
     Bonds (Lakeland Regl. Med. Ctr. Proj.),                                                   @  102.000
     Ser. 1996 (MBIA Ins.)

   6 City of Pensacola, FL, Arpt. Rev.          AAA         415,000     5.750        2027      10/01/07         418,627     447,080
     Bonds, Ser. 1997 A (MBIA Ins.)                                                            @  102.000

   7 City of Tampa, FL, Occupational License    AAA         435,000     5.500        2027      10/01/06         428,649     454,484
     Tax Bonds, Ser. 1996 B (Financial                                                         @  102.000
     Guaranty Ins.)

   8 North Broward Hosp. Dist., FL, Rfdg.       AAA         500,000     5.375        2024      01/15/07         481,125     510,000
     and Imp. Rev. Bonds, Ser. 1997 (MBIA                                                      @  101.000
     Ins.)

   9 Puerto Rico, Pub. Bldgs. Auth., Govt.      AAA          45,000     4.300        1999      None              45,086      45,080
     Facs. Rev. Bonds, Ser. A (AMBAC Ins.)
     (6)

                                                        -----------                                           ---------   ---------
     TOTAL                                              $ 3,170,000                                         $ 3,101,820 $ 3,296,671
                                                        ===========                                           =========   =========


                                     See Notes to Portfolios on Page D - 32.
                                                         D - 19.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 311 (NEW JERSEY INSURED TRUST),
     DEFINED ASSET FUNDS



     STATEMENT OF CONDITION
     As of April 30, 1999

     TRUST PROPERTY:
       Investment in marketable securities -
{ 20}     at value (cost $ 2,460,106 )(Note 1).........                                                 $ 2,616,630
{ 36}  Accrued interest ...............................                                                      45,415
       Accrued interest on Segregated Bonds (Note 5) ..                                                       1,412
{ 32}  Cash - income ..................................                                                         710
       Cash - income on Segregated Bonds ..............                                                       5,678
       Principal payments receivable ..................                                                      71,632
       Deferred organization costs (Note 6) ...........                                                       1,994
                                                                                                        -----------
{ 40}    Total trust property .........................                                                   2,743,471


     LESS LIABILITIES:
{ 50}  Income advance from Trustee.....................                                 $    37,955
       Principal advance from Trustee .................                                      41,807
       Deferred sales charge (Note 6) .................                                      27,545
       Principal payments payable (Segregated Bonds) ..                                       7,206
{143}  Accrued Sponsors' fees .........................                                         405
       Income redemptions payable .....................                                         361
       Other liabilities (Note 6) .....................                                       1,994         117,273
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
{ 80}  2,473 units of fractional undivided
{ 80}     interest outstanding (Note 3)................                                   2,618,794

{105}  Undistributed net investment income ............                                       7,404     $ 2,626,198
                                                                                        -----------     ===========

{130}UNIT VALUE ($ 2,626,198 / 2,473 units )...........                                                 $  1,061.95
                                                                                                        ===========




                             See Notes to Financial Statements.
                                                      D - 20.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 311 (NEW JERSEY INSURED TRUST),
     DEFINED ASSET FUNDS



     STATEMENTS OF OPERATIONS

                                                                                                        May 16, 1997
                                                                                       Year Ended            to
                                                                                        April 30,         April 30,
                                                                                          1999              1998
                                                                                          ----              ----

     INVESTMENT INCOME:
{ 10}  Interest income ........................                                       $   143,596       $   163,868
       Interest income on Segregated
         Bonds (Note 5) .......................                                             4,657             6,476
{ 20}  Trustee's fees and expenses ............                                            (4,516)           (6,633)
{ 30}  Sponsors' fees .........................                                            (1,338)           (1,423)
                                                                                      ------------------------------
{ 40}  Net investment income ..................                                           142,399           162,288
                                                                                      ------------------------------


     REALIZED AND UNREALIZED GAIN
       ON INVESTMENTS:
       Realized gain on
{ 50}    securities sold or redeemed ..........                                            27,183            10,676
       Unrealized appreciation
{ 60}    of investments .......................                                            71,956            84,568
                                                                                      ------------------------------
       Net realized and unrealized
{ 70}     gain on investments .................                                            99,139            95,244
                                                                                      ------------------------------


     NET INCREASE IN NET ASSETS
{ 80}  RESULTING FROM OPERATIONS ..............                                       $   241,538       $   257,532
                                                                                      ==============================




                           See Notes to Financial Statements.
                                      D - 21.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 311 (NEW JERSEY INSURED TRUST),
     DEFINED ASSET FUNDS



     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                        May 16, 1997
                                                                                       Year Ended            to
                                                                                        April 30,         April 30,
                                                                                          1999              1998
                                                                                          ----              ----

     OPERATIONS:
{ 10}  Net investment income ..................                                       $   142,399       $   162,288
       Realized gain on
{ 20}    securities sold or redeemed ..........                                            27,183            10,676
       Unrealized appreciation
{ 30}    of investments .......................                                            71,956            84,568
                                                                                      ------------------------------
       Net increase in net assets
{ 40}    resulting from operations ............                                           241,538           257,532
                                                                                     ------------------------------
     INCOME DISTRIBUTIONS TO
{ 50}   HOLDERS (Note 2).......................                                          (137,538)         (145,989)
                                                                                      ------------------------------

     SHARE TRANSACTIONS:
       Deferred sales charge (Note 5):
         Income ...............................                                            (4,043)           (2,246)
         Principal ............................                                           (49,252)          (45,690)

{ 82}  Redemption amounts:
         Income ...............................                                            (1,665)             (958)
{ 83}    Principal ............................                                          (494,689)         (330,157)
                                                                                      ------------------------------
{ 84}  Net share transactions .................                                          (549,649)         (379,051)
                                                                                      ------------------------------

{ 90}NET DECREASE IN NET ASSETS ...............                                          (445,649)         (267,508)

{100}NET ASSETS AT BEGINNING OF PERIOD ........                                         3,071,847         3,339,355
                                                                                      ------------------------------
{110}NET ASSETS AT END OF PERIOD ..............                                       $ 2,626,198       $ 3,071,847
                                                                                      ==============================
     PER UNIT:
       Income distributions during
{120}    period ...............................                                       $     51.30       $     46.43
                                                                                      ==============================
       Net asset value at end of
{140}    period ...............................                                       $  1,061.95       $  1,040.25
                                                                                      ==============================
     TRUST UNITS:
{ 83}  Redeemed during period .................                                               480               327
{150}  Outstanding at end of period ...........                                             2,473             2,953
                                                                                      ==============================


                                   See Notes to Financial Statements.


                                            D - 22.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 311 (NEW JERSEY INSURED TRUST),
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on May 16, 1997 was based upon offering side evaluations at May 14, 1997, the day prior to the Date of Deposit. Cost of securities at May 16, 1997 was also based on such offering side evaluations.

(B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

(C) Interest income is recorded as earned.

2. DISTRIBUTIONS

A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

     3.   NET CAPITAL

{ 10}     Cost of 2,473 units at Date of Deposit .....................                                  $ 2,517,752
          Transfer to capital of interest on Segregated Bonds (Note 5)                                       11,133
{ 31}     Redemptions of units - net cost of 807 units redeemed
{143}       less redemption amounts (principal).......................                                       (3,243)
          Deferred sales charge (Note 6) .............................                                     (101,231)
{ 40}     Realized gain on securities sold or redeemed ...............                                       37,859
{ 70}     Net unrealized appreciation of investments..................                                      156,524
                                                                                                        -----------

{ 80}     Net capital applicable to Holders ..........................                                  $ 2,618,794
                                                                                                        ===========

4. INCOME TAXES

As of April 30, 1999, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $156,524, of which $156,530 related to appreciated securities and $6 related to depreciated securities. The cost of investment securities for Federal income tax purposes was $2,460,106 at April 30, 1999.



                                     D - 23.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 311 (NEW JERSEY INSURED TRUST),
DEFINED ASSET FUNDS


NOTES TO FINANCIAL STATEMENTS


5. DEFERRED SALES CHARGE

$45,000 face amount of New Jersey Econ. Dev. Auth., Mkt. Transition Fac., Sr. Lien Rev. Bonds, Ser. 1994 A and $45,000 face amount of Puerto Rico, Pub. Bldgs. Auth., Govt. Facs. Rev. Bonds, Ser. A, have been segregated to fund the deferred sales charges. The sales charges are being paid for with the interest received and by periodic sales or maturity of these bonds, as well as principal proceeds received in conjunction with the disposition on the unsegregated bonds in the portfolio. A deferred sales charge of $3.75 per Unit is charged on a quarterly basis, and paid to the Sponsors periodically by the Trustee on behalf of the Holders, up to an aggregate of $45.00 per Unit over the first three years of the life of the Fund. Should a Holder redeem Units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

6. DEFERRED ORGANIZATION COSTS

Deferred organization costs are being amortized over five years. Included in "Other liabilities" is $1,994 payable to the Trustee for reimbursement of costs related to the organization of the Trust.
                                                    D - 24.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 311 (NEW JERSEY INSURED TRUST),
     DEFINED ASSET FUNDS


     PORTFOLIO
     As of April 30, 1999


                                             Rating of                                            Optional
     Portfolio No. and Title of                Issues       Face                                 Redemption
            Securities                        (1)  (4)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   1 New Jersey Educl. Facs. Auth., Rev.        AAA     $   500,000     5.400 %      2027      07/01/06     $   489,045 $   519,000
     Bonds, The Richard Stockton Coll. of                                                      @  101.000
     New Jersey, Ser. 1996 F (AMBAC Ins.)

   2 New Jersey Educl. Facs. Auth., Rev.        AAA         455,000     5.250        2025      12/01/05         435,544     464,751
     Bonds, Univ. of Med. and Dentistry of                                                     @  101.000
     New Jersey Iss., Ser. 1995 B (AMBAC Ins.)

   3 New Jersey Hlth. Care Fac. Fin. Auth.,     AAA         100,000     6.000        2026      07/01/06         102,439     107,862
     Rev. Bonds, St. Joseph's Hosp. and Med.                                                   @  102.000
     Ctr. Obligated Grp. Issue, Ser. 1996 A
     (Connie Lee Ins.)

   4 Delaware River Port Auth., NJ, Rev.        AAA         500,000     5.500        2026      01/01/06         492,170     523,105
     Bonds, Ser. 1995 (Financial Guaranty                                                      @  102.000
     Ins.)

   5 New Jersey Econ. Dev. Auth., Ins. Rev.     AAA          70,000     6.000        2025(7)   05/15/05          72,122      78,629
     Bonds (Educl. Testing Svc. Issue), Ser.                                                   @  102.000
     1995 A (MBIA Ins.)

   6 The Port Auth. of New York and New         AAA         500,000     4.750        2026      01/15/06         442,890     473,195
     Jersey, Consol. Bonds, One Hundred                                                        @  101.000
     Fourth Ser. (AMBAC Ins.)

   7 The Essex Cnty. Imp. Auth., NJ, G.O.       AAA         335,000     5.700        2027      01/01/07         335,000     359,133
     Gtd. Lease Rev. Bonds (Cnty. Corr.                                                        @  101.000
     Facs. Proj.), Ser. 1997 A (Financial
     Guaranty Ins.)

   8 New Jersey Econ. Dev. Auth., Mkt.          AAA          45,000     5.125        2000      None              45,810      45,875
     Transition Fac., Sr. Lien Rev. Bonds,
     Ser. 1994 A (MBIA Ins.) (6)

   9 Puerto Rico, Pub. Bldgs. Auth., Govt.      AAA          45,000     4.300        1999      None              45,086      45,080
7     Facs. Rev. Bonds, Ser. A (AMBAC Ins.)
     (6)
                                                        -----------                                           ---------   ---------
     TOTAL                                              $ 2,550,000                                         $ 2,460,106 $ 2,616,630
                                                        ===========                                           =========   =========


                                      See Notes to Portfolios on Page D - 32.

                                                     D - 25.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 311 (NEW YORK TRUST),
     DEFINED ASSET FUNDS



     STATEMENT OF CONDITION
     As of April 30, 1999

     TRUST PROPERTY:
       Investment in marketable securities -
{ 20}     at value (cost $ 3,872,444 )(Note 1).........                                                 $ 4,154,055
{ 36}  Accrued interest ...............................                                                      66,644
       Accrued interest on Segregated Bonds (Note 5) ..                                                       1,795
       Cash - income ..................................                                                         423
       Cash - income on Segregated Bonds ..............                                                       6,646
{ 34}  Cash - principal ...............................                                                      37,059
       Deferred organization costs (Note 6) ...........                                                       2,454
                                                                                                        -----------
{ 40}    Total trust property .........................                                                   4,269,076


     LESS LIABILITIES:
{ 50}  Income advance from Trustee.....................                                 $    53,894
       Deferred sales charge (Note 5) .................                                      42,259
{ 51}  Accrued Sponsors' fees .........................                                         598
{143}  Trustee's fees and expenses payable ............                                          94
       Other liabilities (Note 6) .....................                                       2,454          99,299
                                                                                        -----------     -----------


     NET ASSETS, REPRESENTED BY:
{ 80}  3,938 units of fractional undivided
{ 80}     interest outstanding (Note 3)................                                   4,157,296

{105}  Undistributed net investment income ............                                      12,481     $ 4,169,777
                                                                                        -----------     ===========

{130}UNIT VALUE ($ 4,169,777 / 3,938 units )...........                                                 $  1,058.86
                                                                                                        ===========




                               See Notes to Financial Statements.
                                                 D - 26.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 311 (NEW YORK TRUST),
     DEFINED ASSET FUNDS



     STATEMENTS OF OPERATIONS

                                                                                                        May 16, 1997
                                                                                       Year Ended            to
                                                                                        April 30,         April 30,
                                                                                          1999              1998
                                                                                          ----              ----

     INVESTMENT INCOME:
{ 10}  Interest income ........................                                       $   221,608       $   215,905
       Interest income on Segregated
         Bonds (Note 5) .......................                                             5,897             8,114
{ 20}  Trustee's fees and expenses ............                                            (5,229)           (7,499)
{ 30}  Sponsors' fees .........................                                            (1,837)           (1,790)
                                                                                      ------------------------------
{ 40}  Net investment income ..................                                           220,439           214,730


                                                                                      ------------------------------
     REALIZED AND UNREALIZED GAIN
       ON INVESTMENTS:
       Realized gain on
{ 50}    securities sold or redeemed ..........                                             9,616
       Unrealized appreciation
{ 60}    of investments .......................                                            98,883           182,728
                                                                                      ------------------------------
       Net realized and unrealized
{ 70}     gain on investments .................                                           108,499           182,728
                                                                                      ------------------------------


     NET INCREASE IN NET ASSETS
{ 80}  RESULTING FROM OPERATIONS ..............                                       $   328,938       $   397,458
                                                                                      ==============================




                             See Notes to Financial Statements.
                                                 D - 27.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 311 (NEW YORK TRUST),
     DEFINED ASSET FUNDS



     STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                       May 16, 1997
                                                                                       Year Ended            to
                                                                                       nApril 30,         April 30,
                                                                                          1999              1998
                                                                                          ----              ----

     OPERATIONS:
{ 10}  Net investment income ..................                                       $   220,439       $   214,730
       Realized gain on
{ 20}    securities sold or redeemed ..........                                             9,616
       Unrealized appreciation
{ 30}    of investments .......................                                            98,883           182,728
                                                                                      ------------------------------
       Net increase in net assets
{ 40}    resulting from operations ............                                           328,938           397,458
                                                                                      ------------------------------

     INCOME DISTRIBUTIONS TO
{ 50}   HOLDERS (Note 2).......................                                          (214,432)         (194,066)
                                                                                      ------------------------------
     SHARE TRANSACTIONS:
       Deferred sales charge (Note 5):
         Income ...............................                                            (5,570)           (2,814)
         Principal ............................                                           (56,875)          (42,614)

{ 82}  Redemption amounts:
         Income ...............................                                              (179)
{ 83}    Principal ............................                                          (104,524)
                                                                                      ------------------------------
{ 84}  Net share transactions .................                                          (167,148)          (45,428)
                                                                                      ------------------------------

{ 90}NET INCREASE IN NET ASSETS ...............                                           (52,642)          157,964

{100}NET ASSETS AT BEGINNING OF PERIOD ........                                         4,222,419         4,064,455
                                                                                      ------------------------------
{110}NET ASSETS AT END OF PERIOD ..............                                       $ 4,169,777       $ 4,222,419
                                                                                      ==============================
     PER UNIT:
       Income distributions during
{120}    period ...............................                                       $     53.77       $     48.06
                                                                                      ==============================
       Net asset value at end of
{140}    period ...............................                                       $  1,058.86       $  1,045.67
                                                                                      ==============================
     TRUST UNITS:
{ 83}  Redeemed during period .................                                               100
{150}  Outstanding at end of period ...........                                             3,938             4,038
                                                                                      ==============================


                              See Notes to Financial Statements.



                                          D - 28.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 311 (NEW YORK TRUST),
DEFINED ASSET FUNDS

NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

The Fund is registered under the Investment Company Act of 1940 as a Unit Investment Trust. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

(A) Securities are stated at value as determined by the Evaluator based on bid side evaluations for the securities, except that value on May 16, 1997 was based upon offering side evaluations at May 14, 1997, the day prior to the Date of Deposit. Cost of securities at May 16, 1997 was also based on such offering side evaluations.

(B) The Fund is not subject to income taxes. Accordingly, no provision for such taxes is required.

(C) Interest income is recorded as earned.

2. DISTRIBUTIONS

A distribution of net investment income is made to Holders each month. Receipts other than interest, after deductions for redemptions and applicable expenses, are also distributed periodically.

     3.   NET CAPITAL

{ 10}     Cost of 3,938 units at Date of Deposit .....................                                  $ 3,963,800
          Transfer to capital of interest on Segregated Bonds (Note 5)                                       14,011
{ 31}     Redemptions of units - net cost of 100 units redeemed
{143}       less redemption amounts (principal).......................                                       (3,869)
          Deferred sales charge (Note 5) .............................                                     (107,873)
{ 40}     Realized gain on securities sold or redeemed ...............                                        9,616
{ 70}     Net unrealized appreciation of investments..................                                      281,611
                                                                                                        -----------

{ 80}     Net capital applicable to Holders ..........................                                  $ 4,157,296
                                                                                                        ===========

4. INCOME TAXES

As of April 30, 1999, net unrealized appreciation of investments, based on cost for Federal income tax purposes, aggregated $281,611, of which $142 related to depreciated securities and $281,753 related to appreciated securities. The cost of investment securities for Federal income tax purposes was $3,872,444 at April 30, 1999.


                                              D - 29.

          MUNICIPAL INVESTMENT TRUST FUND,
          MULTISTATE SERIES - 311  (NEW YORK TRUST),
          DEFINED ASSET FUNDS


          NOTES TO FINANCIAL STATEMENTS


5. DEFERRED SALES CHARGE

$40,000 face amount of Dormitory Auth. of the State of New York, Ithaca College, Ins. Rev. Bonds, Ser. 1997, $25,000 face amount of the Dormitory Auth. of the State of New York, Ithaca College, Ins. Rev. Bonds, Ser. 1997, $30,000 face of the Commonwealth of Puerto Rico, G.O. Pub. Imp. Rfdg. Bonds, Ser. 1997 and $10,000 face amount of Puerto Rico, Pub. Bldgs. Auth., Govt. Facs. Rev. Bonds, Ser. A, have been segregated to fund the deferred sales charges. The sales charges are being paid for with the interest received and by periodic sales or maturity of these bonds, as well as principal proceeds received in conjunction with the disposition on the unsegregated bonds in the portfolio. A deferred sales charge of $3.75 per Unit is charged on a quarterly basis, and paid to the Sponsors periodically by the Trustee on behalf of the Holders, up to an aggregate of $45.00 per Unit over the first three years of the life of the Fund. Should a Holder redeem Units prior to the third anniversary of the Fund, the remaining balance of the deferred sales charge will be charged.

6. DEFERRED ORGANIZATION COSTS

Deferred organization costs are being amortized over five years. Included in "Other liabilities" is $2,454 payable to the Trustee for reimbursement of costs related to the organization of the Trust.
                                             D - 30.

     MUNICIPAL INVESTMENT TRUST FUND,
     MULTISTATE SERIES - 311 (NEW YORK TRUST),
     DEFINED ASSET FUNDS

     PORTFOLIO
     As of April 30, 1999


                                               Rating                                            Optional
     Portfolio No. and Title of                  of         Face                                 Redemption
            Securities                       Issues(1)      Amount    Coupon      Maturities(3) Provisions(3)    Cost(2)   Value(2)
            ----------                       ---------  ----------- -----------   ------------  ------------  ----------  ---------
   1 Dormitory Auth. of the State of New        A(f)    $   500,000     5.500 %      2025      07/01/06     $   475,955 $   510,425
     York, Dept. of Hlth., Rev. Bonds, Ser.                                                    @  102.000
     1996

   2 Dormitory Auth. of the State of New        A(f)        525,000     5.500        2021      07/01/07         498,115     538,944
     York, Dept. of Hlth., Rev. Bonds                                                          @  102.000
     (Veterans Home Issue), Ser. 1996

   3 Dormitory Auth. of the State of New        A(f)        550,000     5.500        2026      05/15/06         523,270     566,566
     York, State Univ. Educl. Facs., Rev.                                                      @  102.000
     Bonds, Ser. 1996

   4 Dormitory Auth. of the State of New        A(f)        250,000     6.000        2022      07/01/07         251,048     271,855
     York, Upstate Cmnty. Colls., Rev.                                                         @  102.000
     Bonds, Ser. 1997

   5 New York State Urban Dev. Corp.,           A(f)        555,000     5.700        2016      01/01/07         545,582     584,459
     Correctional Cap. Facs. Rev. Bonds,                                                       @  102.000
     Ser. 7

   6 State of New York Mtge. Agy., Homeowner    Aa2(m)      570,000     5.900        2027      04/01/07         572,371     602,855
     Mtge. Rev. Bonds, Ser. 64                                                                 @  102.000

   7 New York City, NY, G.O. Bonds, Fiscal      A(f)        445,000     5.500        2026      06/15/05         414,647     457,447
     Ser. 1996 J                                                                               @  100.000

   8 New York City, NY, Mun. Wtr. Fin.          AA-(f)      500,000     5.500        2023      None             479,925     510,115
     Auth., Wtr. and Swr. Sys. Rev. Bonds,
     Fiscal Ser. 1996 A

   9 Commonwealth of Puerto Rico, G.O. Pub      A            55,000     5.500        2000      None              56,425      56,291
     Imp. Rfdg. Bonds, Ser. 1997 (6)

  10 Puerto Rico, Pub. Bldgs. Auth., Govt.      AAA          55,000     4.300        1999      None              55,106      55,098
     Facs. Rev. Bonds, Ser. A (AMBAC Ins.)
     (5) (6)

                                                        -----------                                           ---------   ---------
     TOTAL                                              $ 4,005,000                                         $ 3,872,444 $ 4,154,055
                                                        ===========                                           =========   =========



                                       See Notes to Portfolios on Page D - 32.
                                               D - 31.

MUNICIPAL INVESTMENT TRUST FUND,
MULTISTATE SERIES - 311 (CALIFORNIA INSURED, CONNECTICUT,
FLORIDA INSURED, NEW JERSEY INSURED AND NEW YORK TRUSTS),
DEFINED ASSET FUNDS

NOTES TO PORTFOLIOS
As of April 30, 1999

(1) The ratings of the bonds are by Standard & Poor's Ratings Group, or by Moody's Investors Service, Inc. if followed by "(m)", or by Fitch Investors Service, Inc. if followed by "(f)"; "NR" indicates that this bond is not currently rated by any of the above-mentioned rating services. These ratings have been furnished by the Evaluator but not confirmed with the rating agencies.

(2) See Notes to Financial Statements.

(3) Optional redemption provisions, which may be exercised in whole or in part, are initially at prices of par plus a premium, then subsequently at prices declining to par. Certain securities may provide for redemption at par prior or in addition to any optional or mandatory redemption dates or maturity, for example, through the operation of a maintenance and replacement fund, if proceeds are not able to be used as contemplated, the project is condemned or sold or the project is destroyed and insurance proceeds are used to redeem the securities. Many of the securities are also subject to mandatory sinking fund redemption commencing on dates which may be prior to the date on which securities may be optionally redeemed. Sinking fund redemptions are at par and redeem only part of the issue. Some of the securities have mandatory sinking funds which contain optional provisions permitting the issuer to increase the principal amount of securities called on a mandatory redemption date. The sinking fund redemptions with optional provisions may, and optional refunding redemptions generally will, occur at times when the redeemed securities have an offering side evaluation which represents a premium over par. To the extent that the securities were acquired at a price higher than the redemption price, this will represent a loss of capital when compared with the Public Offering Price of the Units when acquired. Distributions will generally be reduced by the amount of the income which would otherwise have been paid with respect to redeemed securities and there will be distributed to Holders any principal amount and premium received on such redemption after satisfying any redemption requests for Units received by the Fund. The estimated current return may be affected by redemptions.

(4) All securities are insured, either on an individual basis or by portfolio insurance, by a municipal bond insurance company which has been assigned "AAA" claims paying ability by Standard & Poor's. Accordingly, Standard & Poor's has assigned a "AAA" rating to the securities. Securities covered by portfolio insurance are rated "AAA" only as long as they remain in the Trust.

(5) Insured by the indicated municipal bond insurance company.

(6) These bonds have been segregated to fund the deferred sales charges.

(7) Bonds with an aggregate face amount of $225,000 of the Florida Insured Trust and $70,000 of the New Jersey Insured Trust have been pre-refunded and are expected to be called for redemption on the optional redemption provision dates shown.



                             D - 32.

                             Defined
                             Asset FundsSM


HAVE QUESTIONS ?                         MUNICIPAL INVESTMENT TRUST FUND
Request the most                         MULTISTATE SERIES--311
recent free Information                  (A Unit Investment Trust)
Supplement that gives more               ---------------------------------------
details about the Fund,                  This Prospectus does not contain
by calling:                              complete information about the
The Chase Manhattan Bank                 investment company filed with the
1-800-323-1508                           Securities and Exchange Commission in
                                         Washington, D.C. under the:
                                         o Securities Act of 1933 (file no.
                                         333-24529) and
                                         o Investment Company Act of 1940 (file
                                         no. 811-1777).
                                         TO OBTAIN COPIES AT PRESCRIBED RATES--
                                         WRITE: Public Reference Section of the
                                         Commission
                                         450 Fifth Street, N.W., Washington,
                                         D.C. 20549-6009
                                         CALL: 1-800-SEC-0330.
                                         VISIT: http://www.sec.gov.
                                         ---------------------------------------
                                         No person is authorized to give any
                                         information or representations about
                                         this Fund not contained in this
                                         Prospectus or the Information
                                         Supplement, and you should not rely on
                                         any other information.
                                         ---------------------------------------
                                         When units of this Fund are no longer
                                         available, this Prospectus may be used
                                         as a preliminary prospectus for a
                                         future series, but some of the
                                         information in this Prospectus will be
                                         changed for that series.
                                         Units of any future series may not be
                                         sold nor may offers to buy be accepted
                                         until that series has become effective
                                         with the Securities and Exchange
                                         Commission. No units can be sold in any
                                         State where a sale would be illegal.


                                                      11556--8/99

                        MUNICIPAL INVESTMENT TRUST FUND
                               MULTISTATE SERIES
                              DEFINED ASSET FUNDS
                       CONTENTS OF REGISTRATION STATEMENT

     This Post-Effective Amendment to the Registration Statement on Form S-6 comprises the following papers and documents:

     The facing sheet of Form S-6.

     The cross-reference sheet (incorporated by reference to the Cross-Reference Sheet to the Registration Statement of Defined Asset Funds Municipal Insured Series, 1933 Act File No. 33-54565).

     The Prospectus.

     The Signatures.

The following exhibits:

     1.1.1--Form of Standard Terms and Conditions of Trust Effective as of
            October 21, 1993 (incorporated by reference to Exhibit 1.1.1 to the Registration Statement of Municipal Investment Trust Fund, Multistate Series--48, 1933 Act File No. 33-50247).

     4.1  --Consent of the Evaluator.

     5.1  --Consent of independent accountants.

     9.1 --Information Supplement (incorporated by reference to Post-Effective Amendment No. 4 to Exhibit 9.1 to the Registration Statement of Municipal Investment Trust Fund, Insured Series--207, 1933 Act File
         No. 33-54037).

                        MUNICIPAL INVESTMENT TRUST FUND
                             MULTISTATE SERIES--311
                              DEFINED ASSET FUNDS

                                   SIGNATURES

     PURSUANT TO THE REQUIREMENTS OF THE SECURITIES ACT OF 1933, THE REGISTRANT, MUNICIPAL INVESTMENT TRUST FUND, MULTISTATE SERIES--311, DEFINED ASSET FUNDS, CERTIFIES THAT IT MEETS ALL OF THE REQUIREMENTS FOR EFFECTIVENESS OF THIS REGISTRATION STATEMENT PURSUANT TO RULE 485(B) UNDER THE SECURITIES ACT OF 1933 AND HAS DULY CAUSED THIS REGISTRATION STATEMENT OR AMENDMENT TO THE REGISTRATION STATEMENT TO BE SIGNED ON ITS BEHALF BY THE UNDERSIGNED THEREUNTO DULY AUTHORIZED IN THE CITY OF NEW YORK AND STATE OF NEW YORK ON THE 11TH DAY OF AUGUST, 1999.

             SIGNATURES APPEAR ON PAGES R-3, R-4, R-5, R-6 AND R-7.

     A majority of the members of the Board of Directors of Merrill Lynch, Pierce, Fenner & Smith Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Salomon Smith Barney Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Prudential Securities Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Executive Committee of the Board of Directors of PaineWebber Incorporated has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

     A majority of the members of the Board of Directors of Dean Witter Reynolds Inc. has signed this Registration Statement or Amendment to the Registration Statement pursuant to Powers of Attorney authorizing the person signing this Registration Statement or Amendment to the Registration Statement to do so on behalf of such members.

               MERRILL LYNCH, PIERCE, FENNER & SMITH INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under
  the Board of Directors of Merrill         Form SE and the following 1933 Act
  Lynch, Pierce,                            File
  Fenner & Smith Incorporated:              Number: 333-70593


      HERBERT M. ALLISON, JR.
      GEORGE A. SCHIEREN
      JOHN L. STEFFENS
      By J. DAVID MEGLEN
       (As authorized signatory for Merrill Lynch, Pierce,
       Fenner & Smith Incorporated and
       Attorney-in-fact for the persons listed above)

                           SALOMON SMITH BARNEY INC.
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Salomon Smith Barney Inc.:        have been filed
                                                              under the 1933 Act
                                                              File Numbers:
                                                              333-63417 and
                                                              333-63033


      MICHAEL A. CARPENTER
      DERYCK C. MAUGHAN

      By GINA LEMON
       (As authorized signatory for
       Salomon Smith Barney Inc. and
       Attorney-in-fact for the persons listed above)

                       PRUDENTIAL SECURITIES INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute a majority of      Powers of Attorney
  the Board of Directors of Prudential Securities             have been filed
  Incorporated:                                               under Form SE and
                                                              the following 1933
                                                              Act File Numbers:
                                                              33-41631 and
                                                              333-15919


      ROBERT C. GOLDEN
      ALAN D. HOGAN
      A. LAURENCE NORTON, JR.
      LELAND B. PATON
      VINCENT T. PICA II
      MARTIN PFINSGRAFF
      HARDWICK SIMMONS
      LEE B. SPENCER, JR.
      BRIAN M. STORMS

      By RICHARD R. HOFFMANN
       (As authorized signatory for Prudential Securities
       Incorporated and Attorney-in-fact for the persons listed above)

                            PAINEWEBBER INCORPORATED
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  the Board of Directors of PaineWebber     under
  Incorporated:                             the following 1933 Act File
                                            Number: 33-55073


      MARGO N. ALEXANDER
      TERRY L. ATKINSON
      BRIAN M. BAREFOOT
      STEVEN P. BAUM
      MICHAEL CULP
      REGINA A. DOLAN
      JOSEPH J. GRANO, JR.
      EDWARD M. KERSCHNER
      JAMES P. MacGILVRAY
      DONALD B. MARRON
      ROBERT H. SILVER
      MARK B. SUTTON
      By
       ROBERT E. HOLLEY
       (As authorized signatory for
       PaineWebber Incorporated
       and Attorney-in-fact for the persons listed above)

                           DEAN WITTER REYNOLDS INC.
                                   DEPOSITOR


By the following persons, who constitute  Powers of Attorney have been filed
  a majority of                             under Form SE and the following 1933
  the Board of Directors of Dean Witter     Act File Numbers: 33-17085 and
  Reynolds Inc.:                            333-13039


      RICHARD M. DeMARTINI
      ROBERT J. DWYER
      CHRISTINE A. EDWARDS
      JAMES F. HIGGINS
      MITCHELL M. MERIN
      STEPHEN R. MILLER
      RICHARD F. POWERS III
      PHILIP J. PURCELL
      THOMAS C. SCHNEIDER
      WILLIAM B. SMITH
      By
       MICHAEL D. BROWNE
       (As authorized signatory for
       Dean Witter Reynolds Inc.
       and Attorney-in-fact for the persons listed above)